Nuveen Arizona Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.6%
	MUNICIPAL BONDS – 97.6%
	Education and Civic Organizations – 25.3%
$1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B, 5.000%, 7/01/47	7/26 at 100.00	AA	$1,214,290
500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41	7/25 at 100.00	AA	589,675
1,620	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	AA	2,019,865
635	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Refunding Series 2020A, 4.000%, 8/01/44	8/30 at 100.00	Aa3	758,095
940	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2014, 5.000%, 8/01/44	8/24 at 100.00	Aa3	1,078,387
500	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Green Series 2019A, 5.000%, 6/01/38	6/29 at 100.00	Aa2	652,470
1,500	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa2	1,767,525
1,250	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2016, 5.000%, 6/01/38	6/26 at 100.00	Aa2	1,533,975
215	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A, 5.125%, 7/01/37, 144A	7/26 at 100.00	BB	247,562
220	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA-	261,736
25	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	28,907
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017F:
300	5.000%, 7/01/37	7/27 at 100.00	AA-	362,382
705	5.000%, 7/01/47	7/27 at 100.00	AA-	838,746
150	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	170,762
230	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A, 6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	243,124
500	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A, 6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	545,775
775	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017A, 5.000%, 3/01/48	9/27 at 100.00	AA-	936,494
1,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	AA-	1,368,166

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$140	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%, 7/01/27, 144A	No Opt. Call	BB	$150,983
135	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	AA-	163,948
180	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada, and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A	7/26 at 100.00	BB+	215,752
2,950	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A, 5.000%, 10/01/45	10/29 at 100.00	BBB+	3,600,681
1,160	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Refunding Series 2019, 5.000%, 7/01/37	7/29 at 100.00	BBB	1,420,292
145	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	177,145
210	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%, 7/01/48	7/27 at 100.00	AA-	251,975
780	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/43	1/30 at 100.00	AA-	984,493
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A:
750	5.000%, 7/01/39	7/29 at 100.00	AA-	938,160
335	5.000%, 7/01/49	7/29 at 100.00	AA-	413,149
380	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	428,393
600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	Baa3	696,966
2,500	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2020, 5.000%, 7/01/47	1/30 at 100.00	A2	3,188,150
775	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016, 5.000%, 7/01/37	7/26 at 100.00	AA-	952,250
	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
695	5.000%, 6/01/40	6/24 at 100.00	A+	720,266
430	5.000%, 6/01/40	6/24 at 100.00	N/R	445,633
800	Northern Arizona University, System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	941,352
1,000	Northern Arizona University, System Revenue Bonds, Refunding Series 2020B, 5.000%, 6/01/39 – BAM Insured	6/30 at 100.00	AA	1,324,410
25	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BB	27,730
400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42	9/22 at 100.00	BB	420,128
690	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	BB+	721,409
400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%, 7/01/41	7/25 at 100.00	BBB-	450,704

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$220	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/35, 144A	7/25 at 100.00	Ba2	$243,448
350	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	Ba2	389,630
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015:
120	3.250%, 7/01/25	No Opt. Call	BBB-	123,978
250	5.000%, 7/01/35	7/25 at 100.00	BBB-	281,317
800	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Vista College Preparatory Project, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	AA-	975,960
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A3	1,185,190
1,125	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (4)	6/22 at 100.00	A	1,209,780
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
100	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	100,404
320	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	320,045
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	102,121
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	26,480
95	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	105,778
215	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B-	215,873
250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	274,762
145	Pinal County Community College District, Arizona, Revenue Bonds, Central Arizona College, Series 2017, 5.000%, 7/01/34 – BAM Insured	7/26 at 100.00	AA	177,297
470	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 – BAM Insured	6/24 at 100.00	AA	538,831
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/22	No Opt. Call	AA-	273,257
500	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	554,135
34,030	Total Education and Civic Organizations			40,350,191
	Health Care – 11.9%
590	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2014A, 5.000%, 1/01/44	1/24 at 100.00	AA-	663,927
500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 2011B-1&2, 5.000%, 3/01/41 – AGM Insured	3/21 at 100.00	AA	517,965

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,480	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	A1	$1,576,718
1,510	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42	12/24 at 100.00	A2	1,758,682
600	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36	9/28 at 100.00	A2	758,682
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750	5.000%, 1/01/32	1/27 at 100.00	AA-	2,170,752
2,000	5.000%, 1/01/35	1/27 at 100.00	AA-	2,459,800
1,000	5.000%, 1/01/38	1/27 at 100.00	AA-	1,220,800
1,350	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44	7/29 at 100.00	AA-	1,568,592
1,025	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2006C Re-offering, 5.000%, 9/01/35 – AGM Insured	9/20 at 100.00	AA	1,044,711
580	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Northern Arizona Healthcare System, Refunding Series 2011, 5.250%, 10/01/26	10/21 at 100.00	AA-	616,418
295	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Refunding Series 2016, 5.000%, 8/01/36	8/26 at 100.00	A+	355,322
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
500	5.000%, 8/01/20	No Opt. Call	A+	508,470
750	5.250%, 8/01/33	8/23 at 100.00	A+	854,048
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2019:
815	5.000%, 8/01/39	8/29 at 100.00	A+	1,038,554
1,060	4.000%, 8/01/43	8/29 at 100.00	A+	1,235,229
500	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32	8/24 at 100.00	A	585,220
16,305	Total Health Care			18,933,890
	Housing/Multifamily – 1.5%
500	Arizona Industrial Development Authority, Student Housing Revenue Bonds, Provident Group - NCCU Properties LLC- North Carolina Central University, Series 2019A, 5.000%, 6/01/38 – BAM Insured	6/29 at 100.00	AA	626,910
1,845	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Western Groves Apartments Project, Series 2001B, Pass through Certificates Series 2002-4, 5.800%, 11/01/34 (AMT) (Mandatory Put 11/01/21)	5/20 at 100.00	N/R	1,846,771
2,345	Total Housing/Multifamily			2,473,681
	Long-Term Care – 0.9%
120	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	128,513
940	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	1,002,999

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$220	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A, 6.000%, 12/01/32	12/21 at 100.00	N/R	$234,377
30	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	35,879
1,310	Total Long-Term Care			1,401,768
	Tax Obligation/General – 14.9%
550	Buckeye Union High School District 201, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project, Refunding Series 2017, 5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	684,437
765	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27	7/24 at 100.00	AAA	894,017
860	El Mirage, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	929,428
425	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30	7/23 at 100.00	Aa1	491,372
1,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	Aa1	1,197,300
1,500	Marana Unified School District No 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 – AGM Insured	7/27 at 100.00	AA	1,856,700
810	Maricopa County Elementary School District 68, Alhambra, Arizona, General Obligation Bonds, Project of 2017, Series 2019B, 4.000%, 7/01/39	7/28 at 100.00	AA	944,954
370	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 2017, Series 2018A, 5.000%, 7/01/37	7/27 at 100.00	Aa1	463,577
1,050	Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2018C, 5.000%, 7/01/35	7/28 at 100.00	AAA	1,341,847
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	1,252,310
600	Maricopa County Unified School District 69 Paradise Valley, Arizona, General Obligation Bonds, School Improvement Series 2020, 4.000%, 7/01/39 (WI/DD, Settling 3/03/20)	7/29 at 100.00	AAA	722,382
860	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement & Project of 2011 Series 2017E, 5.000%, 7/01/35	7/27 at 100.00	AAA	1,085,466
2,000	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/37	7/27 at 100.00	AAA	2,513,760
750	Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds, School Improvement Series 2017, 5.000%, 7/01/35	7/27 at 100.00	Aa3	931,785
690	Northwest Fire District of Pima County, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AA-	863,742
335	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA	356,896
1,125	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,301,186
500	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project of 2011, Series 2013B, 5.000%, 7/01/32 – BAM Insured	7/23 at 100.00	AA	561,950

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$750	Pima County Unified School District 20 Vail, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 – AGM Insured	7/25 at 100.00	AA	$896,962
750	Pima County Unified School District 6 Marana, Arizona, General Obligation Bonds, School Improvement, Project of 2014, Series 2019E, 4.000%, 7/01/39 – AGM Insured	7/29 at 100.00	AA	895,815
800	Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds, School improvement Project 2016, Series 2017A, 5.000%, 7/01/36 – BAM Insured	7/27 at 100.00	AA	992,000
1,045	Tolleson Union High School District 214 of Maricopa County, Arizona, School Improvement Bonds, Project of 1990, Series 1990A, 5.000%, 7/01/38	7/28 at 100.00	Aa1	1,336,545
500	Tucson, Arizona, Certificates of Participation, Refunding Series 2016, 4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	505,090
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project 2012, Series2014B:
360	4.500%, 7/01/33	7/24 at 100.00	AA-	407,628
335	4.500%, 7/01/34	7/24 at 100.00	AA-	378,922
19,730	Total Tax Obligation/General			23,806,071
	Tax Obligation/Limited – 20.4%
330	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	352,641
2,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B, 5.000%, 10/01/26 – AGC Insured	4/20 at 100.00	AA	2,006,560
120	Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016, 4.000%, 7/01/36	7/26 at 100.00	AA	137,454
1,000	Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%, 7/01/37	7/25 at 100.00	AA	1,194,880
475	Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43	7/29 at 100.00	N/R	504,725
100	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (5)	7/27 at 100.00	N/R	98,036
500	Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%, 7/01/30 – RAAI Insured	7/25 at 100.00	AA	599,215
450	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A	7/25 at 100.00	N/R	491,153
500	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – AGM Insured	7/27 at 100.00	AA	604,940
1,000	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2018, 5.000%, 7/15/38 – BAM Insured	7/27 at 100.00	AA	1,211,770
1,300	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2019, 4.000%, 7/15/39 – BAM Insured	7/29 at 100.00	AA	1,535,092
143	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%, 7/01/38	7/23 at 100.00	N/R	150,056
300	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%, 7/01/43	7/27 at 100.00	N/R	326,859

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$295	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017, 5.000%, 7/15/32 – AGM Insured	7/27 at 100.00	AA	$359,543
345	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	373,480
750	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2016, 4.000%, 7/15/36 – BAM Insured	7/26 at 100.00	AA	845,610
265	Festival Ranch Community Facilities District, Buckeye, Arizona, Special Assessment Revenue Bonds, Assessment District 11, Series 2017, 5.200%, 7/01/37	7/27 at 100.00	N/R	289,051
260	Festival Ranch Community Facilities District, City of Buckeye, Arizona, General Obligation Bonds, Series 2018, 5.000%, 7/15/38 – BAM Insured	7/27 at 100.00	AA	319,878
1,000	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Series 2012C, 4.000%, 7/01/38	1/23 at 100.00	AA	1,068,840
400	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/32	7/26 at 100.00	A1	456,232
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	1,064,150
25	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33	3/20 at 100.00	N/R	25,107
165	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – BAM Insured	7/27 at 100.00	AA	198,000
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA-	315,951
810	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36	12/22 at 100.00	A	886,164
500	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA	583,850
1,500	Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%, 8/01/38	8/28 at 100.00	AA	1,774,965
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,250	4.550%, 7/01/40	7/28 at 100.00	N/R	1,409,587
1,795	0.000%, 7/01/51	7/28 at 30.01	N/R	388,025
425	5.000%, 7/01/58	7/28 at 100.00	N/R	487,420
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	565,125
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016:
520	4.000%, 8/01/33	8/26 at 100.00	AA	599,342
560	4.000%, 8/01/35	8/26 at 100.00	AA	641,659
760	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/42	8/28 at 100.00	AA	963,900
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
600	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	693,966
900	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	1,037,475
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/35	7/25 at 100.00	AAA	1,198,670

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$880	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AAA	$1,108,580
805	Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/30	7/25 at 100.00	AA+	972,609
600	Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/31	7/26 at 100.00	AAA	744,906
940	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37	7/22 at 100.00	AAA	1,020,859
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
100	4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	104,574
985	5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,079,452
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	547,945
1,090	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A	7/21 at 100.00	N/R	1,129,938
100	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	3/20 at 100.00	N/R	99,999
30,143	Total Tax Obligation/Limited			32,568,233
	Transportation – 3.5%
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
390	5.000%, 7/01/40	7/25 at 100.00	A+	463,909
1,315	5.000%, 7/01/45	7/25 at 100.00	A+	1,557,512
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/30 (AMT)	7/23 at 100.00	AA-	1,121,460
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A:
1,000	5.000%, 7/01/37 (AMT)	7/27 at 100.00	AA-	1,230,960
1,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	AA-	1,218,080
4,705	Total Transportation			5,591,921
	U.S. Guaranteed – 5.7% (6)
2,080	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	2,282,072
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Subordinate Series 2013A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	AA+	1,098,370
900	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	AA+	987,435
460	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	483,754
165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.300%, 7/01/42 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	176,892

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$415	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A, 7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	$423,964
1,000	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	1,059,060
560	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	613,721
1,225	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,307,589
575	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011, 7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+	614,738
8,380	Total U.S. Guaranteed			9,047,595
	Utilities – 6.6%
760	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	875,034
1,300	Mesa, Arizona, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/43	7/29 at 100.00	Aa2	1,680,757
305	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	A+	371,362
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2015A:
500	5.000%, 12/01/36	6/25 at 100.00	AA+	599,445
1,000	5.000%, 12/01/45	6/25 at 100.00	AA+	1,197,630
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/38	1/27 at 100.00	AA+	1,245,710
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39	1/30 at 100.00	AA+	1,210,520
1,805	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A3	2,586,348
785	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	4/20 at 100.00	N/R	780,384
8,455	Total Utilities			10,547,190
	Water and Sewer – 6.9%
1,285	Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds, Series 2016, 5.000%, 1/01/35	1/26 at 100.00	AA+	1,554,130
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	545,545
790	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016, 5.000%, 7/01/45 – AGM Insured	7/26 at 100.00	AA	947,147
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/33	7/23 at 100.00	A-	558,510

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
$735	5.000%, 7/01/36	7/26 at 100.00	A-	$867,079
500	5.000%, 1/01/46	7/26 at 100.00	A-	580,615
450	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 7/01/36 – AGM Insured	7/25 at 100.00	AA	532,485
585	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29	7/24 at 100.00	AA+	685,831
1,000	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2016, 5.000%, 7/01/24	No Opt. Call	AA+	1,178,180
1,040	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39	7/24 at 100.00	AAA	1,209,354
1,000	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/27	7/22 at 100.00	AA	1,094,980
1,000	Yuma Municipal Property Corporation, Arizona, Utility System Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28	7/25 at 100.00	AA-	1,208,260
9,385	Total Water and Sewer			10,962,116
$134,788	Total Long-Term Investments (cost $143,522,976)			155,682,656

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.0%
	MUNICIPAL BONDS – 2.0%
	Health Care – 2.0%
$3,210	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West Loan Program, Variable Rate Dmeand Obligation Series 2008B, 1.180%, 7/01/35 (Mandatory Put 4/22/20) (7)	4/20 at 100.00	VMIG1	$3,210,000
$3,210	Total Short-Term Investments (cost $3,210,000)			3,210,000
	Total Investments (cost $146,732,976) – 99.6%			158,892,656
	Floating Rate Obligations – (0.5)%			(845,000)
	Other Assets Less Liabilities – 0.9%			1,487,266
	Net Assets – 100%			$159,534,922

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$155,682,656	$ —	$155,682,656
Short-Term Investments:
Municipal Bonds	—	3,210,000	—	3,210,000
Total	$ —	$158,892,656	$ —	$158,892,656

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 94.5%
	MUNICIPAL BONDS – 94.5%
	Education and Civic Organizations – 8.9%
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds, Monument Academy Charter School Project, Refunding Series 2014:
$290	4.000%, 10/01/24	No Opt. Call	A+	$321,381
720	3.625%, 10/01/29	10/24 at 100.00	A+	775,073
1,005	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	3/20 at 100.00	AA-	1,007,703
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A:
500	5.000%, 7/01/36, 144A	7/25 at 100.00	BB	545,280
500	5.250%, 7/01/46, 144A	7/25 at 100.00	BB	544,450
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2007A, 4.625%, 3/15/37 – CIFG Insured	3/20 at 100.00	AA	1,001,430
505	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	575,175
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 - DCS Montessori School, Refunding & Improvement Series 2012, 4.000%, 7/15/27	7/22 at 100.00	A+	529,915
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A:
315	5.000%, 1/15/29	1/24 at 100.00	A+	354,989
500	5.000%, 1/15/44	1/24 at 100.00	A+	552,745
450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/33	12/22 at 100.00	BB+	475,713
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.000%, 12/01/29	3/20 at 100.00	AA-	1,002,130
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34, 144A	7/24 at 100.00	BB	1,081,800
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 5.000%, 12/01/38	12/24 at 100.00	A+	1,144,580
910	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB+	958,903
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	736,326
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015, 5.000%, 12/15/45	12/25 at 100.00	BBB-	1,124,020

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016, 4.000%, 6/01/21	No Opt. Call	A+	$238,538
500	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Kent Denver School Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A	604,590
500	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Johnson & Wales University Project, Series 2013A, 5.250%, 4/01/43	4/23 at 100.00	A-	541,090
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019:
255	5.000%, 10/01/49, 144A	10/27 at 100.00	Ba1	286,941
580	5.000%, 10/01/59, 144A	10/27 at 100.00	Ba1	648,504
1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2012B, 5.000%, 9/01/33	9/22 at 100.00	A+	1,092,090
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A:
370	4.000%, 3/01/34	3/27 at 100.00	AA-	427,713
1,000	4.000%, 3/01/35	3/27 at 100.00	AA-	1,154,290
400	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, West Ridge Academy Charter School, Refunding & Improvement Series 2019, 5.000%, 6/01/49	6/24 at 100.00	Aa3	444,188
1,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2019B, 5.000%, 5/15/44	5/29 at 100.00	Aa2	1,275,980
3,000	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42	12/27 at 100.00	A+	3,713,070
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B:
500	5.000%, 3/01/34	3/27 at 100.00	Aa3	619,490
500	5.000%, 3/01/41	3/27 at 100.00	Aa3	611,120
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017A:
1,335	4.000%, 3/01/34	9/27 at 100.00	AA	1,570,614
1,450	4.000%, 3/01/40	9/27 at 100.00	AA	1,684,451
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	1,728,240
2,510	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2019A, 5.000%, 3/01/49	3/30 at 100.00	AA	3,226,103
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35	3/25 at 100.00	Aa3	2,228,000
1,000	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40, 4.000%, 12/01/40	12/25 at 100.00	Aa2	1,123,740
3,410	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2017A-2, 4.000%, 6/01/36	6/28 at 100.00	Aa1	4,044,601

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa2	$2,357,080
36,835	Total Education and Civic Organizations			42,352,046
	Health Care – 14.7%
2,190	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Series 2012, 5.000%, 10/01/42	10/22 at 100.00	A2	2,351,403
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A:
3,000	4.000%, 11/15/38	11/29 at 100.00	AA	3,595,380
800	5.000%, 11/15/39	11/29 at 100.00	AA	1,033,920
3,500	4.000%, 11/15/43	11/29 at 100.00	AA	4,142,390
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	AA	1,125,690
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A:
2,000	5.000%, 11/15/48	5/28 at 100.00	AA	2,476,520
2,230	4.000%, 11/15/48	5/28 at 100.00	AA	2,575,895
5,450	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	6,695,216
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/29	5/24 at 100.00	AA	1,166,290
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2016A:
1,715	5.000%, 12/01/41	6/26 at 100.00	A+	2,045,395
2,200	5.000%, 12/01/44	6/26 at 100.00	A+	2,612,170
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	8,658,975
1,435	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	1,786,575
1,430	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	1,734,661
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B:
3,500	5.000%, 9/01/31	9/25 at 100.00	A3	4,129,685
1,315	4.000%, 9/01/34	9/25 at 100.00	A3	1,450,984
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A:
545	5.000%, 11/01/32	11/29 at 100.00	A+	719,809
500	4.000%, 11/01/39	11/29 at 100.00	A+	587,755
3,950	5.000%, 11/01/44	11/29 at 100.00	A+	5,057,817

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,660	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A, 4.000%, 1/01/38	1/30 at 100.00	AA-	$4,383,728
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B, 4.000%, 1/01/40	1/30 at 100.00	AA-	1,191,520
575	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2013A, 5.000%, 1/01/44	1/24 at 100.00	AA-	647,962
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A-	2,296,840
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2017A:
1,340	4.000%, 5/15/34	5/27 at 100.00	A-	1,522,106
1,050	4.000%, 5/15/35	5/27 at 100.00	A-	1,187,035
	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010:
515	5.500%, 9/01/25	3/20 at 100.00	BB	516,401
600	5.500%, 9/01/30	3/20 at 100.00	BB	601,404
250	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2014A, 5.000%, 12/01/39	12/23 at 100.00	BBB	277,533
3,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2017C-2, 5.000%, 11/15/38 (Mandatory Put 3/01/22)	9/21 at 100.00	AA	3,180,360
59,250	Total Health Care			69,751,419
	Housing/Multifamily – 0.1%
280	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%, 11/01/27 – AGM Insured (AMT)	3/20 at 100.00	A2	280,893
	Housing/Single Family – 0.0%
60	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2011A-A, 4.850%, 11/01/26	5/21 at 100.00	Aaa	60,279
	Long-Term Care – 1.8%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	526,595
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016:
1,315	5.000%, 1/01/31	1/24 at 102.00	N/R	1,474,641
2,215	5.000%, 1/01/37	1/24 at 102.00	N/R	2,459,603
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	A-	1,089,660
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2015A, 5.000%, 12/01/35	6/25 at 100.00	A-	1,156,280
300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	BB+	348,249

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$1,430	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017B, 5.000%, 5/15/48	5/23 at 100.00	BB+	$1,526,496
7,760	Total Long-Term Care			8,581,524
	Tax Obligation/General – 13.0%
	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015:
3,090	5.000%, 12/01/29	12/25 at 100.00	AA	3,787,166
250	5.000%, 12/01/40	12/25 at 100.00	AA	303,853
1,000	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A, 5.500%, 12/01/38	12/28 at 100.00	Aa1	1,339,630
	Aspen Fire Protection District, Pitkin County, Colorado, Certificates of Participation, Series 2019:
500	4.000%, 12/01/31	12/29 at 100.00	A+	604,085
200	4.000%, 12/01/32	12/29 at 100.00	A+	240,438
350	4.000%, 12/01/36	12/29 at 100.00	A+	413,123
150	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34	12/26 at 100.00	AA+	173,784
	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A:
2,475	5.000%, 12/01/33	6/29 at 100.00	AA+	3,286,849
1,295	4.000%, 12/01/44	6/29 at 100.00	AA+	1,531,441
	Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2019:
500	5.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	652,655
1,050	4.000%, 12/01/36 – BAM Insured	12/29 at 100.00	AA	1,246,539
1,000	Denver, Colorado, General Obligation Bonds, Elevate Denver, Series 2019A, 5.000%, 8/01/28	No Opt. Call	AAA	1,327,410
2,040	Eagle River Fire Protection District, Eagle County, Colorado, General Obligation Bonds, Series 2016, 4.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	2,285,840
	Eagle River Water and Sanitation District, Eagle County, Colorado, General Obligation Bonds, Series 2016:
780	4.500%, 12/01/36	12/26 at 100.00	AA-	924,721
2,500	5.000%, 12/01/45	12/26 at 100.00	AA-	3,030,625
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.250%, 12/01/34	12/22 at 100.00	N/R	586,685
1,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2017, 4.000%, 12/15/40	12/26 at 100.00	Aa2	1,544,342
1,000	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2020, 5.000%, 12/15/30	12/29 at 100.00	Aa2	1,353,530
505	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	AA	536,689

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Foothills Park and Recreation District, Subdistrict A, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015:
$600	3.250%, 12/01/29 – AGM Insured	12/25 at 100.00	AA	$660,912
440	5.000%, 12/01/30 – AGM Insured	12/25 at 100.00	AA	532,444
1,275	5.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	1,541,921
1,300	Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding & improvement, Series 2019, 4.000%, 10/01/37	10/27 at 100.00	AA-	1,503,346
	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018:
655	5.250%, 12/01/34 – AGM Insured	12/28 at 100.00	AA	847,557
1,750	5.250%, 12/01/37 – AGM Insured	12/28 at 100.00	AA	2,247,543
	Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General Obligation Bonds, Refunding Series 2014A:
1,000	4.000%, 12/01/32	12/24 at 100.00	Aa2	1,127,490
1,000	4.000%, 12/01/33	12/24 at 100.00	Aa2	1,123,610
595	Ignacio School District 11JT, La Plata County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/28	12/26 at 100.00	Aa2	704,926
	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Refunding Series 2019:
1,415	5.000%, 12/15/28	No Opt. Call	Aa2	1,890,171
1,250	5.000%, 12/15/29	12/28 at 100.00	Aa2	1,664,863
750	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/35	12/26 at 100.00	AA+	866,805
1,040	Platte Valley Fire Protection District, Colorida, Certificates of Participation, Series 2012, 5.000%, 12/01/46	12/21 at 100.00	A2	1,100,653
	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Series 2020:
1,240	5.000%, 12/15/31	12/29 at 100.00	AA	1,675,562
1,000	5.000%, 12/15/34	12/29 at 100.00	AA	1,341,040
1,000	5.000%, 12/15/38	12/29 at 100.00	AA	1,324,070
450	South Suburban Park and Recreation District, Arapahoe, Douglas, and Jefferson Counties, Colorado, General Obligation Bonds, Series 20019, 4.000%, 12/15/37	12/29 at 100.00	AA	541,391
	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020:
2,000	5.000%, 12/01/32	12/29 at 100.00	AA	2,697,880
1,500	5.000%, 12/01/44	12/29 at 100.00	AA	1,951,725
3,130	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/26 – AGM Insured	No Opt. Call	AA	3,961,046
2,000	Weld County School District RE2, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/01/44	12/29 at 100.00	AA	2,602,300
1,400	Weld County School District RE7, Colorado, General Obligation Bonds, Series 2019, 4.000%, 12/01/31	12/29 at 100.00	Aa2	1,738,324

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,000	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Series 2019, 5.000%, 12/01/43 – AGM Insured	12/28 at 100.00	AA	$2,503,060
49,370	Total Tax Obligation/General			61,318,044
	Tax Obligation/Limited – 35.2%
300	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	322,944
1,650	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	AA	1,975,908
500	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	546,630
4,150	Aspen, Colorado, Certificates of Participation, Series 2019, 5.000%, 12/01/48	12/29 at 100.00	Aa1	5,351,342
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/48	9/24 at 103.00	N/R	543,775
1,340	Belle Creek Metropolitan District 1, Adams County, Colorado, General Obligation Bonds, Refunding Series 2011, 6.000%, 12/01/26	12/20 at 100.00	BB+	1,376,555
1,050	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/37	12/22 at 103.00	N/R	1,127,238
	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018A:
1,020	5.000%, 12/01/34 – BAM Insured	12/28 at 100.00	AA	1,294,400
1,805	4.000%, 12/01/47 – BAM Insured	12/28 at 100.00	AA	2,079,252
1,145	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	1,229,535
500	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.625%, 12/01/38	12/23 at 100.00	BBB	572,930
130	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB+	142,667
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	535,000
500	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	536,435
1,100	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	1,219,856
2,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2017J, 5.250%, 3/15/42	3/27 at 100.00	Aa2	2,488,160
	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2019O:
1,000	5.000%, 3/15/30	3/29 at 100.00	Aa2	1,322,140
820	5.000%, 3/15/31	3/29 at 100.00	Aa2	1,079,555
1,000	4.000%, 3/15/44	3/29 at 100.00	Aa2	1,180,220
1,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	Aa2	1,199,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,000	Colorado State, General Fund Tax and Revenue Anticipation Notes, Series 2019, 3.000%, 6/26/20	No Opt. Call	N/R	$3,020,430
2,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2015, 5.000%, 8/01/36 – BAM Insured	8/25 at 100.00	AA	2,385,660
1,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	AA	1,145,840
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
1,200	5.000%, 8/01/41	8/26 at 100.00	AA	1,452,540
6,000	5.000%, 8/01/46	8/26 at 100.00	AA	7,213,740
500	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	524,810
900	Cottonwood Highlands Metropolitan District No 1, In the town of Parker, Colorado, Limited Tax, Convertible to Unlimited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	977,949
1,000	Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 – AGM Insured	12/28 at 100.00	AA	1,154,490
500	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	524,140
975	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	1,042,616
1,185	Denver City and County School District 1, Colorado, Lease Purchase Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45	12/25 at 100.00	Aa2	1,413,136
4,655	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA	5,615,839
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
1,000	5.000%, 12/01/29	12/26 at 100.00	Baa2	1,216,230
3,000	5.000%, 12/01/34	12/26 at 100.00	Baa2	3,594,630
140	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	152,209
500	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	520,845
1,000	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48	6/26 at 100.00	AA+	1,123,280
1,225	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/38	12/28 at 100.00	Aa1	1,586,252

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Dove Valley Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2019:
$500	4.000%, 12/01/35	12/29 at 100.00	AA	$604,955
700	4.000%, 12/01/36	12/29 at 100.00	AA	841,372
750	4.000%, 12/01/37	12/29 at 100.00	AA	894,495
1,000	4.000%, 12/01/38	12/29 at 100.00	AA	1,189,320
1,000	4.000%, 12/01/39	12/29 at 100.00	AA	1,186,370
1,500	Ebert Metropolitan District (In the City and County of Denver, Colorado), Limited Tax General Obligation Refunding Bonds, Series 2018A-1, 5.000%, 12/01/43 – BAM Insured	12/28 at 100.00	AA	1,906,395
2,000	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2017B, 5.000%, 12/15/42	12/26 at 100.00	Aa3	2,415,320
1,070	Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37	11/24 at 100.00	AA	1,251,761
	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A:
524	3.000%, 12/01/29	9/24 at 103.00	Ba1	539,427
595	5.000%, 12/01/39	9/24 at 103.00	Ba1	670,934
484	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	485,181
500	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	538,315
500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	512,365
300	Fossil Ridge Metropolitan District No 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 4.000%, 12/01/27	12/20 at 100.00	BBB	304,737
	Fronterra Village Metropolitan District 2, Commerce City, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2019:
120	4.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	129,348
275	4.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	304,153
800	Glen Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 – BAM Insured	12/25 at 100.00	AA	905,680
	Grand Junction, Colorado, Certificates of Participation, Series 2019:
475	4.000%, 12/01/35	12/29 at 100.00	AA-	569,976
670	4.000%, 12/01/37	12/29 at 100.00	AA-	799,082
2,535	Grand Junction, Colorado, General Fund Revenue Bonds, Improvement Series 2020B, 4.000%, 3/01/49 (WI/DD, Settling 3/10/20)	3/30 at 100.00	AA	3,014,394
	Gunnison County, Colorado, Certificates of Participation, Series 2020A:
375	5.000%, 12/01/28	No Opt. Call	Aa3	493,114
555	5.000%, 12/01/30	12/29 at 100.00	Aa3	739,171
635	5.000%, 12/01/31	12/29 at 100.00	Aa3	842,169

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$335	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.200%, 12/01/32	12/22 at 100.00	N/R	$361,519
1,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	1,065,570
1,125	High Plains Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 – NPFG Insured	12/27 at 100.00	Baa2	1,375,200
500	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	518,665
500	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	511,020
2,875	Larimer, Weld and Boulder Counties School District R2-J, Thompson, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31	12/28 at 100.00	AA	3,808,426
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	528,185
	Lincoln Park Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018:
460	5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	563,357
2,000	5.000%, 12/01/46 – AGM Insured	12/27 at 100.00	AA	2,440,360
1,660	Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019, 3.000%, 11/15/33	11/28 at 100.00	AA+	1,819,277
	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016:
825	5.000%, 12/01/36	12/26 at 100.00	BBB+	978,821
1,805	5.000%, 12/01/41	12/26 at 100.00	BBB+	2,119,954
650	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	802,906
1,000	Montrose County, Colorado, Certificates of Participation, Series 2014, 5.000%, 12/01/34	12/24 at 100.00	BBB+	1,134,200
500	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46	12/25 at 100.00	N/R	535,740
500	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	527,875
725	North Range Metropolitan District No 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A, 5.625%, 12/01/37	12/22 at 103.00	N/R	774,401
	Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019:
235	4.000%, 12/01/27	No Opt. Call	BBB-	264,234
305	4.000%, 12/01/28	No Opt. Call	BBB-	344,162
755	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/49	12/24 at 103.00	N/R	797,597

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016:
$125	5.000%, 12/01/24	No Opt. Call	Baa3	$143,339
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,731,585
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A:
1,055	5.000%, 12/01/33 – NPFG Insured	12/25 at 100.00	A	1,257,201
235	5.000%, 12/01/45	12/25 at 100.00	A	272,934
2,250	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46	12/25 at 100.00	A	2,611,125
1,225	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51	12/28 at 100.00	A	1,363,204
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A:
200	5.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	260,102
200	5.000%, 12/01/29 – AGM Insured	No Opt. Call	AA	265,280
2,235	4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	2,680,145
2,000	4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	AA	2,351,420
500	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44	12/21 at 103.00	N/R	532,450
	Parker, Colorado, Certificates of Participation, Refunding Series 2019:
225	5.000%, 11/01/24	No Opt. Call	AA	266,648
245	5.000%, 11/01/25	No Opt. Call	AA	299,270
275	5.000%, 11/01/26	No Opt. Call	AA	346,250
320	5.000%, 11/01/27	5/27 at 100.00	AA	405,302
400	5.000%, 11/01/28	5/27 at 100.00	AA	504,244
1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A	12/22 at 100.00	N/R	1,585,770
500	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.625%, 12/01/48	12/23 at 103.00	N/R	536,255
	Pueblo County, Colorado, Certificates of Participation, Community Improvement Projects, Series 2019:
1,150	4.000%, 12/01/31	12/27 at 100.00	Aa3	1,363,566
1,235	4.000%, 12/01/32	12/27 at 100.00	Aa3	1,459,375
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured COFINA Project Series 2019A-2A, 4.550%, 7/01/40, 4.550%, 7/01/40	7/28 at 100.00	N/R	2,819,175
2,500	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	3,096,275
400	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/44	12/24 at 100.00	N/R	424,740

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,500	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	AA+	$3,084,000
2,385	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2017B, 4.000%, 11/01/35	11/27 at 100.00	AA+	2,823,411
500	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	538,360
1,000	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010B, 5.000%, 12/01/40	12/20 at 100.00	A	1,026,240
190	Sand Creek Metropolitan District, Denver County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28	12/25 at 100.00	A	217,902
2,000	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	2,114,680
	South Suburban Park and Recreation District, Colorado, Certificates of Participation, Series 2019:
1,180	4.000%, 12/15/37	12/28 at 100.00	AA-	1,375,007
2,270	4.000%, 12/15/38	12/28 at 100.00	AA-	2,636,537
200	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37	12/27 at 100.00	Ba1	234,692
350	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47	12/27 at 100.00	Ba1	405,374
500	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	528,160
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	550,330
750	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	Baa1	891,352
150	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 – BAM Insured	12/26 at 100.00	AA	177,149
1,112	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.000%, 12/01/33	12/23 at 100.00	N/R	1,202,873
	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding Series 2019:
125	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	146,321
200	4.000%, 12/01/27 – BAM Insured	No Opt. Call	AA	237,374
150	4.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	180,956
225	5.000%, 12/01/29 – BAM Insured	No Opt. Call	AA	295,328
435	5.000%, 12/01/30 – BAM Insured	12/29 at 100.00	AA	569,619
460	5.000%, 12/01/31 – BAM Insured	12/29 at 100.00	AA	601,777
250	5.000%, 12/01/32 – BAM Insured	12/29 at 100.00	AA	325,475
250	5.000%, 12/01/33 – BAM Insured	12/29 at 100.00	AA	324,983

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	$895,162
770	Thornton Development Authority, Colorado, Tax Increment Revenue Bonds, North Washington Street Corridor Project, Refunding Series 2015, 3.250%, 12/01/28	12/24 at 100.00	A+	829,074
2,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A	12/23 at 103.00	N/R	2,167,800
	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019:
135	5.000%, 12/15/26 – AGM Insured	12/24 at 103.00	AA	159,380
250	5.000%, 12/15/27 – AGM Insured	12/24 at 103.00	AA	294,455
225	5.000%, 12/15/29 – AGM Insured	12/24 at 103.00	AA	263,822
	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A:
525	5.000%, 12/01/28 – BAM Insured	12/26 at 100.00	AA	646,391
1,250	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,525,537
500	4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	AA	569,975
	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016:
105	3.250%, 12/01/24	No Opt. Call	N/R	109,988
1,000	4.000%, 12/01/33	12/26 at 100.00	N/R	1,066,280
300	5.000%, 12/01/35	12/26 at 100.00	N/R	337,545
645	5.250%, 12/01/40	12/26 at 100.00	N/R	729,205
130	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 3.000%, 12/01/22	No Opt. Call	N/R	133,312
	Westminster, Colorado, Certificates of Participation, Series 2015A:
1,500	5.000%, 12/01/35	12/25 at 100.00	AA	1,810,080
1,000	4.000%, 12/01/38	12/25 at 100.00	AA	1,127,340
	Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/30 – BAM Insured	12/25 at 100.00	AA	1,207,630
1,595	4.000%, 12/01/38 – BAM Insured	12/25 at 100.00	AA	1,779,573
500	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014A, 4.000%, 12/01/34 – BAM Insured	12/24 at 100.00	AA	552,700
142,545	Total Tax Obligation/Limited			166,467,085
	Transportation – 7.2%
1,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	1,115,780
500	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (AMT)	1/23 at 100.00	BBB-	546,785

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/29	11/20 at 100.00	AA-	$1,028,100
1,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/29 (AMT)	11/27 at 100.00	AA-	2,225,667
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 11/15/33	11/23 at 100.00	A+	1,146,050
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
1,805	5.000%, 12/01/27 (AMT)	No Opt. Call	A+	2,310,635
1,510	5.000%, 12/01/28 (AMT)	No Opt. Call	A+	1,975,382
2,000	5.000%, 12/01/37 (AMT)	12/28 at 100.00	A+	2,546,820
4,305	5.000%, 12/01/43 (AMT)	12/28 at 100.00	A+	5,407,597
4,000	5.000%, 12/01/48 (AMT)	12/28 at 100.00	A+	4,992,800
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B, 5.000%, 12/01/37	12/28 at 100.00	A+	1,292,260
500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	552,810
1,675	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	1,628,602
750	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27 (AMT)	5/21 at 100.00	Baa2	791,572
	Grand Junction Regional Airport Authority, Colorado, General Airport Revenue Bonds, Refunding Series 2016A:
680	5.000%, 12/01/25 – NPFG Insured	No Opt. Call	Baa2	822,589
965	5.000%, 12/01/27 – NPFG Insured	12/26 at 100.00	Baa2	1,189,845
1,215	5.000%, 12/01/32	12/26 at 100.00	A3	1,478,473
1,275	5.000%, 12/01/33	12/26 at 100.00	A3	1,548,857
1,000	5.000%, 12/01/34	12/26 at 100.00	A3	1,213,040
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
75	5.000%, 7/15/22	7/20 at 100.00	BBB	75,835
440	5.375%, 7/15/25	7/20 at 100.00	BBB	445,531
28,445	Total Transportation			34,335,030
	U.S. Guaranteed – 5.7% (4)
2,000	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds, Series 2010, 6.250%, 12/01/35 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa2	2,081,020
350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Parker Core Knowledge Charter School, Series 2010, 5.000%, 11/01/37 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	359,622
1,000	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Refunding Bonds, Vail Mountain School Project, Series 2010, 6.125%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	BBB-	1,008,490

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
$50	5.000%, 6/01/37 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R	$64,467
1,585	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R	2,043,604
3,535	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, NCMC Inc, Series 2016, 4.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R	4,196,681
1,460	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.000%, 7/01/38 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+	1,619,155
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,510	5.250%, 1/01/40 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	1,693,873
2,000	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	2,243,540
640	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	699,968
1,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,252,698
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
450	5.000%, 6/01/35 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R	546,876
3,000	5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R	3,645,840
780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	809,437
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2013C:
675	5.000%, 3/01/44 (Pre-refunded 3/01/23)	3/23 at 100.00	N/R	758,929
625	5.000%, 3/01/44 (Pre-refunded 3/01/23)	3/23 at 100.00	Aa3	703,706
500	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R	544,900
2,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA	2,078,400
645	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2014B-1, 4.000%, 6/01/34 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa1	732,694
23,890	Total U.S. Guaranteed			27,083,900
	Utilities – 1.9%
1,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Improvement Series 2010, 6.125%, 10/01/40	10/20 at 100.00	BBB	1,025,540
500	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2015A, 4.000%, 11/15/35	11/25 at 100.00	AA+	570,775

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$715	Colorado Water Resources and Power Development Authority, Small Water Resources Program Revenue Bonds, City of Fountain Utility Enterprise Project, Series 2011A, 5.000%, 9/01/36 – AGM Insured	9/21 at 100.00	AA	$754,911
765	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, City of Fountain, Electric, Water & Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 – BAM Insured	9/24 at 100.00	AA	848,966
	Fountain, El Paso County, Colorado, Acting by and through the City of Fountain Electric, Water and Wastewater Utility Enterprise, Water and Electric Revenue Bonds, Series 2019:
455	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	571,476
320	4.000%, 12/01/35 – AGM Insured	12/26 at 100.00	AA	367,629
525	4.000%, 12/01/37 – AGM Insured	12/26 at 100.00	AA	600,479
2,000	Loveland, Colorado, Electric and Communications Enterprise Revenue Bonds, Series 2019A, 5.000%, 12/01/44	12/28 at 100.00	A+	2,516,980
1,295	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A+	1,694,158
7,575	Total Utilities			8,950,914
	Water and Sewer – 6.0%
	Arapahoe County Water and Wastewater Authority, Colorado, Revenue Bonds, Refunding Series 2019:
3,000	4.000%, 12/01/36	12/29 at 100.00	AA	3,663,000
2,000	4.000%, 12/01/38	12/29 at 100.00	AA	2,418,240
3,940	Centennial Water and Sanitation District, Douglas County, Colorado, Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43	12/28 at 100.00	AAA	5,044,382
500	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Donala Water and Sanitation District Project, Series 2011C, 5.000%, 9/01/36	9/21 at 100.00	AA-	529,060
1,000	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series 2011B, 4.125%, 8/01/26	8/21 at 100.00	Aa3	1,045,270
1,250	Denver City and County Board of Water Commissioners, Colorado, Water Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42	9/27 at 100.00	AAA	1,449,200
1,200	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%, 11/15/39	11/29 at 100.00	AA-	1,434,600
	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Refunding Series 2015:
650	5.000%, 11/15/32	11/25 at 100.00	AA-	787,904
1,515	4.000%, 11/15/35	11/25 at 100.00	AA-	1,716,116
	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Refunding Series 2015:
500	3.000%, 12/01/29	12/25 at 100.00	AA	545,330
570	4.000%, 12/01/31	12/25 at 100.00	AA	649,982

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Fort Lupton, Colorado, Water System Revenue Bonds, Refunding & Improvement Series 2017:
$1,140	4.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	$1,308,116
2,430	5.000%, 12/01/47 – AGM Insured	12/27 at 100.00	AA	3,001,682
1,115	North Weld County Water District, Colorado, Water Enterprise Revenue Bonds, Series 2019, 4.000%, 11/01/30	11/27 at 100.00	AA	1,342,070
	Parker Water and Sanitation District, Douglas County, Colorado, Water and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series 2020:
745	4.000%, 11/01/38	11/29 at 100.00	AA+	903,446
300	4.000%, 11/01/40	11/29 at 100.00	AA+	361,380
730	4.000%, 11/01/42	11/29 at 100.00	AA+	874,146
500	4.000%, 11/01/44	11/29 at 100.00	AA+	595,145
525	Stonegate Village Metropolitan District, Colorado, Water Enterprise Revenue Bonds, Series 2015, 5.000%, 12/01/45 – AGC Insured	12/22 at 100.00	AA	572,733
23,610	Total Water and Sewer			28,241,802
$379,620	Total Long-Term Investments (cost $413,898,239)			447,422,936

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 4.6%
	MUNICIPAL BONDS – 4.6%
	Health Care – 1.8%
$2,200	University of Colorado Hospital Authority, Colorado, Variable Rate Demand Obligations, Revenue Bonds, Series 2017C-1, 1.140%, 11/15/39 (Mandatory Put 4/22/20) (5)	4/20 at 100.00	A-1+	$2,200,000
1,980	University of Colorado Hospital Authority, Colorado, Variable Rate Demand Obligations, Revenue Bonds, Series 2019-B2, 1.140%, 11/15/24 (Mandatory Put 4/22/20) (5)	4/20 at 100.00	A-1+	1,980,000
4,550	University of Colorado Hospital Authority, Colorado, Variable Rate Demand Obligations, Revenue Bonds, Variable Rate Series 2018B, 1.100%, 11/15/35 (Mandatory Put 4/22/20) (5)	5/20 at 100.00	A-1+	4,550,000
8,730	Total Health Care			8,730,000
	Tax Obligation/Limited – 1.8%
1,700	Denver, Colorado, Certificates of Participation, Variable Rate Demand Obligations, Denver Botanic Gardens Parking, Series 2008B, 1.220%, 12/01/29 (Mandatory Put 4/15/20) (5)	4/20 at 100.00	A-1	1,700,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$6,830	Denver, Colorado, Certificates of Participation, Variable Rate Demand Obligations, Wellington E Webb Municipal Office Building, Refunding Series 2008A-1, 1.220%, 12/01/29 (Mandatory Put 4/15/20) (5)	4/20 at 100.00	A-1	$6,830,000
8,530	Total Tax Obligation/Limited			8,530,000
	Utilities – 1.0%
4,635	Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable Rate Demand Obligations, Series 2010C, 1.180%, 11/01/40 (Mandatory Put 4/16/20) (5)	4/20 at 100.00	A-1	4,635,000
$21,895	Total Short-Term Investments (cost $21,895,000)			21,895,000
	Total Investments (cost $435,793,239) – 99.1%			469,317,936
	Other Assets Less Liabilities – 0.9%			4,030,624
	Net Assets – 100%			$473,348,560
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$447,422,936	$ —	$447,422,936
Short-Term Investments:
Municipal Bonds	—	21,895,000	—	21,895,000
Total	$ —	$469,317,936	$ —	$469,317,936

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.0%
	MUNICIPAL BONDS – 97.0%
	Consumer Staples – 0.1%
$65	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	$74,582
	Education and Civic Organizations – 8.2%
3,000	Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Acadamy Project, Refunding & Improvement Series 2010, 5.375%, 9/01/35	9/20 at 100.00	A-	3,064,260
1,400	New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2011, 5.000%, 7/01/31	7/21 at 100.00	A+	1,472,912
700	New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2019, 4.000%, 12/01/40 – AGM Insured	12/29 at 100.00	AA	816,788
500	New Mexico State University, Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A+	609,140
405	University of New Mexico, Revenue Bonds, Refunding Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA-	420,410
1,000	University of New Mexico, Revenue Bonds, Refunding Subordinate Lien System Series 2014C, 5.000%, 6/01/35	6/24 at 100.00	AA-	1,144,150
7,005	Total Education and Civic Organizations			7,527,660
	Health Care – 10.7%
500	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	588,275
1,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc, Series 2004A, 5.000%, 6/01/23	3/20 at 100.00	Baa2	1,003,300
1,250	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc, Series 2007A, 5.250%, 6/01/27	3/20 at 100.00	BBB+	1,253,888
1,550	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44	8/25 at 100.00	AA	1,805,920
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A:
1,000	4.000%, 8/01/36	11/27 at 100.00	AA	1,170,180
1,010	5.000%, 8/01/46	11/27 at 100.00	AA	1,230,584
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A:
1,250	5.000%, 8/01/39	8/29 at 100.00	AA	1,597,837
240	5.000%, 8/01/44	8/29 at 100.00	AA	303,715

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$750	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	$865,898
8,550	Total Health Care			9,819,597
	Housing/Multifamily – 1.7%
590	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, Las Palomas Apartments, Series 2006C, 4.700%, 9/01/22 (AMT)	3/20 at 100.00	AA	590,643
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (AMT)	3/20 at 100.00	N/R	1,001,340
1,590	Total Housing/Multifamily			1,591,983
	Housing/Single Family – 3.6%
135	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2011B, 5.000%, 3/01/28	3/21 at 100.00	AA+	137,191
470	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2012A, 4.125%, 9/01/42	3/22 at 100.00	AA+	488,748
500	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43	1/28 at 100.00	Aaa	553,985
1,985	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44	7/28 at 100.00	Aaa	2,172,702
3,090	Total Housing/Single Family			3,352,626
	Long-Term Care – 1.1%
1,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/42	5/22 at 100.00	BB+	1,040,280
	Tax Obligation/General – 7.0%
1,295	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Building Series 2014A, 4.000%, 8/01/28	8/23 at 100.00	AA	1,423,503
1,000	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Building Series 2018, 5.000%, 8/01/36	8/28 at 100.00	AA	1,292,230
1,000	Hobbs Municipal School District 33, Lea County, New Mexico, General Obligation Bonds, School Series 2014A, 5.000%, 9/15/28	9/24 at 100.00	Aa3	1,174,570
515	Silver City Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2017, 4.000%, 8/01/37	8/25 at 100.00	Aa3	575,538
675	Silver Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2019, 4.000%, 8/01/37	8/28 at 100.00	Aa3	792,396
1,000	Taos Municipal School District, Taos County, New Mexico, General Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27	9/24 at 100.00	Aa3	1,178,410
5,485	Total Tax Obligation/General			6,436,647
	Tax Obligation/Limited – 39.9%
600	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2013, 5.000%, 7/01/28	7/23 at 100.00	AAA	679,176
1,195	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	AAA	1,427,882

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$500	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2016C, 4.000%, 7/01/34	7/26 at 100.00	AAA	$577,825
	Artesia, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2019:
1,130	4.000%, 6/01/28	6/26 at 100.00	AA-	1,314,235
570	4.000%, 6/01/29	6/26 at 100.00	AA-	661,194
1,450	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1996B, 5.700%, 4/01/27 – NPFG Insured	No Opt. Call	AAA	1,775,931
1,240	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2017A, 4.000%, 6/15/34	6/27 at 100.00	AAA	1,451,420
465	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	504,562
200	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	212,102
1,000	Clayton, New Mexico, Jail Project Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 11/01/29	11/25 at 100.00	BBB+	1,174,490
600	Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015, 4.000%, 8/01/35 – BAM Insured	8/24 at 100.00	AA	673,122
1,000	Curry County, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2014, 5.000%, 12/01/36 – BAM Insured	12/24 at 100.00	AA	1,175,340
500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	578,230
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
900	5.000%, 1/01/31	1/22 at 100.00	BB	952,902
500	5.250%, 1/01/36	1/22 at 100.00	BB	532,075
780	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	BB	914,277
985	Las Cruces, New Mexico, State Shared Gross Receipts Tax Revenue Bonds, Refunding Series 2020, 4.000%, 6/01/38 (WI/DD, Settling 3/31/20)	6/30 at 100.00	Aa3	1,189,476
125	Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvment Series 2016, 3.000%, 4/01/41	4/26 at 100.00	AA	132,204
500	Lower Petroglyphs Public Improvements District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%, 10/01/38	10/27 at 100.00	N/R	552,755
810	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33	10/23 at 100.00	N/R	868,174
1,000	Montecito Estates Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%, 10/01/37	10/26 at 100.00	AA	1,131,000
2,320	New Mexico Finance Authority, State Transportation Revenue Bonds, State Transportation Commission Series 2014A, 5.000%, 6/15/32	6/24 at 100.00	AA	2,706,976
1,100	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,240,437
175	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured COFINA Project Series 2019A-2A, 4.550%, 7/01/40, 4.550%, 7/01/40	7/28 at 100.00	N/R	197,342

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	$339,075
770	Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2017, 4.000%, 8/01/34	8/27 at 100.00	AA	894,502
970	Saltillo Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 – BAM Insured	10/28 at 100.00	AA	1,149,596
1,015	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015B, 5.000%, 6/15/33	6/24 at 100.00	A+	1,176,395
3,285	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	3,905,208
	Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Senior Lien Series 2018A:
500	5.000%, 6/01/36	6/28 at 100.00	AA+	638,650
400	5.000%, 6/01/37	6/28 at 100.00	AA+	509,692
600	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38	3/20 at 100.00	N/R	600,648
1,000	Ventana West Public Improvement District, New Maxico, Special Levy Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 – BAM Insured , 4.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	1,112,110
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,191,780
500	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33	10/24 at 100.00	N/R	532,020
500	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	AA-	618,230
500	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	5/20 at 103.00	N/R	516,070
31,985	Total Tax Obligation/Limited			36,807,103
	Transportation – 0.5%
365	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/39 (AMT)	7/29 at 100.00	A+	470,909
	U.S. Guaranteed – 4.0% (4)
1,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,024,450
1,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB-	1,016,160
805	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42 (Pre-refunded 8/01/22)	8/22 at 100.00	AA	885,983
750	University of New Mexico, Revenue Bonds, Refunding Subordinate Lien System Series 2012, 5.000%, 6/01/32 (Pre-refunded 6/01/21)	6/21 at 100.00	AA-	789,210
3,555	Total U.S. Guaranteed			3,715,803

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 2.5%
$1,100	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010D, 5.900%, 6/01/40	6/20 at 100.00	BBB+	$1,113,541
1,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	1,196,430
2,100	Total Utilities			2,309,971
	Water and Sewer – 17.7%
	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2015:
1,000	5.000%, 7/01/32	7/25 at 100.00	AAA	1,203,430
1,000	4.000%, 7/01/33	7/25 at 100.00	AAA	1,133,420
1,000	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2017, 5.000%, 7/01/32	7/27 at 100.00	AAA	1,272,850
750	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A-	902,543
1,015	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	1,197,396
1,125	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31	6/25 at 100.00	AAA	1,355,062
1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41	6/26 at 100.00	AAA	1,210,240
250	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38	6/27 at 100.00	AAA	311,768
845	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40	6/29 at 100.00	AAA	1,094,182
450	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2018D, 5.000%, 6/01/37	6/28 at 100.00	AAA	576,221
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2019A:
915	5.000%, 6/15/35	6/28 at 100.00	AAA	1,178,044
265	5.000%, 6/15/36	6/28 at 100.00	AAA	340,453
1,040	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39	6/29 at 100.00	AAA	1,350,960
705	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Improvement Series 2017, 5.000%, 6/01/37 – BAM Insured	6/26 at 100.00	AA	853,536
500	Santa Fe, New Mexico, Net Wastewater Utility System Environmental Services Gross Receipts Tax Improvement Revenue Bonds, Climate Certified Green Series 2019, 4.000%, 6/01/37	6/28 at 100.00	AA+	587,795

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,500	Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding Series 2016, 4.000%, 6/01/39	6/26 at 100.00	AAA	$1,705,365
13,360	Total Water and Sewer			16,273,265
$78,150	Total Long-Term Investments (cost $82,873,809)			89,420,426
	Other Assets Less Liabilities – 3.0%			2,776,547
	Net Assets – 100%			$92,196,973
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$89,420,426	$ —	$89,420,426

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 96.3%
	MUNICIPAL BONDS – 96.2%
	Consumer Discretionary – 1.8%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
$2,650	5.000%, 9/01/42	9/27 at 100.00	BBB-	$3,169,586
1,000	5.000%, 9/01/46	9/27 at 100.00	BBB-	1,187,800
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (3)	3/20 at 100.00	N/R	695,000
4,650	Total Consumer Discretionary			5,052,386
	Consumer Staples – 2.5%
920	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	1,040,410
545	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	3/20 at 100.00	Ba1	561,361
1,155	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	3/20 at 100.00	N/R	1,155,173
910	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	994,202
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,218,450
70	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	3/20 at 100.00	A3	70,167
1,900	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	1,991,561
6,500	Total Consumer Staples			7,031,324
	Education and Civic Organizations – 5.0%
1,500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary's University Inc, Series 2017A, 5.000%, 9/01/37, 144A	9/27 at 100.00	BB+	1,744,770
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A, 5.000%, 7/01/34	7/22 at 100.00	A-	759,199
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	A-	605,110
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	560,205
2,625	4.250%, 7/01/41	7/23 at 100.00	AA+	2,865,844
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39	10/24 at 100.00	A	545,110

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Education and Civic Organizations (continued)
$1,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49	10/29 at 100.00	A	$1,545,085
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29	6/22 at 100.00	Baa1	1,088,960
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016:
385	5.000%, 6/01/29	6/26 at 100.00	Baa1	467,024
700	5.000%, 6/01/33	6/26 at 100.00	Baa1	840,399
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017:
315	5.000%, 6/01/36	6/26 at 100.00	Baa1	376,677
235	5.000%, 6/01/42	6/26 at 100.00	Baa1	277,906
1,100	Maryland Industrial Development Financing Authority, Economic Development Revenue Bonds, McDonogh School Inc, Sereis 2019, 4.000%, 9/01/43	3/29 at 100.00	A+	1,299,023
475	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Refunding Series 2012, 5.000%, 7/01/31	7/22 at 100.00	A+	515,746
335	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured	No Opt. Call	A+	340,400
12,080	Total Education and Civic Organizations			13,831,458
	Energy – 1.0%
2,760	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	2,814,538
	Health Care – 16.0%
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
660	4.000%, 7/01/32	7/25 at 100.00	A-	731,234
1,650	4.250%, 7/01/35	7/25 at 100.00	A-	1,840,657
1,000	5.000%, 7/01/45	7/25 at 100.00	A-	1,159,450
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B:
750	5.000%, 7/01/34	7/27 at 100.00	Baa3	888,645
500	5.000%, 7/01/38	7/27 at 100.00	Baa3	585,260
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
90	5.000%, 7/01/36	7/26 at 100.00	BBB+	106,998
1,250	5.000%, 7/01/38	7/26 at 100.00	BBB+	1,479,675
440	4.000%, 7/01/42	7/26 at 100.00	BBB+	481,941
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	678,681
1,270	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	1,547,673

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Health Care (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
$1,000	4.000%, 7/01/30	7/22 at 100.00	A1	$1,064,330
475	5.000%, 7/01/37	7/22 at 100.00	A1	510,853
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32	7/22 at 100.00	A-	1,750,065
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	A+	602,445
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017:
345	5.000%, 7/01/33	7/27 at 100.00	A+	432,768
500	4.000%, 7/01/42	7/27 at 100.00	A+	574,130
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,000	4.000%, 7/01/35	7/25 at 100.00	A+	1,125,070
750	5.000%, 7/01/40	7/25 at 100.00	A+	889,650
955	4.125%, 7/01/47	7/25 at 100.00	A+	1,062,991
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
1,000	5.000%, 5/15/42	5/27 at 100.00	A	1,215,520
1,500	5.000%, 5/15/45	5/27 at 100.00	A	1,814,685
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB+	973,170
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015:
1,340	5.000%, 7/01/33	7/24 at 100.00	A	1,551,479
1,065	5.000%, 7/01/34	7/24 at 100.00	A	1,231,790
1,250	5.000%, 7/01/45	7/24 at 100.00	A	1,429,613
2,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46	6/27 at 100.00	AA-	2,548,473
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A:
2,250	4.000%, 7/01/43	7/22 at 100.00	A	2,372,535
5,700	5.000%, 7/01/43	7/22 at 100.00	A	6,127,500
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39	7/27 at 100.00	A	3,034,725
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
3,000	4.000%, 12/01/44	6/25 at 100.00	AA-	3,357,120
1,000	5.000%, 12/01/44	6/25 at 100.00	AA-	1,175,720
39,005	Total Health Care			44,344,846

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Housing/Multifamily – 6.7%
$2,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	A+	$2,227,280
640	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series 2016, 4.000%, 6/01/46	6/26 at 100.00	A+	699,507
1,660	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28	10/23 at 100.00	A+	1,866,039
1,430	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2014D, 4.000%, 7/01/45	1/24 at 100.00	AA+	1,515,671
235	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C, 3.550%, 7/01/42	1/27 at 100.00	AA+	253,170
1,480	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2018A, 3.950%, 7/01/43	1/28 at 100.00	AA+	1,646,559
1,750	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%, 12/15/31	12/24 at 100.00	Aaa	1,873,725
575	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017, 5.000%, 7/01/32	7/27 at 100.00	BBB	698,918
500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013, 5.000%, 6/01/34	6/23 at 100.00	Baa3	551,405
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB-	1,084,370
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015:
255	5.000%, 7/01/31	7/25 at 100.00	BBB-	297,606
475	5.000%, 7/01/35	7/25 at 100.00	BBB-	551,219
735	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured	3/20 at 100.00	AA	736,066
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
1,145	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	1,407,262
520	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	627,963
50	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	3/20 at 100.00	Aa2	50,158
1,250	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A, 3.650%, 7/01/34	7/24 at 100.00	Aaa	1,335,125
1,000	Montgomery County Housing Opportunities Commission, Maryland, Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39 (AMT)	1/28 at 100.00	Aa2	1,055,560
16,700	Total Housing/Multifamily			18,477,603
	Housing/Single Family – 6.6%
1,365	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36	3/26 at 100.00	Aa1	1,458,079

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Housing/Single Family (continued)
$2,500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014C, 3.200%, 9/01/28	3/24 at 100.00	Aa1	$2,670,675
1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35	9/25 at 100.00	Aa1	1,087,220
500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2018A, 4.100%, 9/01/38	9/27 at 100.00	Aa1	567,950
1,335	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa1	1,489,206
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019B:
2,500	3.200%, 9/01/39	9/28 at 100.00	Aa1	2,699,100
1,345	3.350%, 9/01/42	9/28 at 100.00	Aa1	1,453,084
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C:
550	5.000%, 9/01/28	No Opt. Call	Aa1	719,065
800	5.000%, 3/01/30	3/29 at 100.00	Aa1	1,048,896
1,000	3.000%, 3/01/42	3/29 at 100.00	Aa1	1,057,440
3,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A, 2.600%, 3/01/42	3/29 at 100.00	Aa1	3,082,680
1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Taxable Series 2019D, 3.200%, 7/01/44	7/29 at 100.00	AA+	1,067,930
16,895	Total Housing/Single Family			18,401,325
	Long-Term Care – 6.1%
1,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016, 5.000%, 1/01/37	1/26 at 100.00	A	1,194,580
1,750	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020, 4.000%, 1/01/45	1/27 at 103.00	A	2,002,980
2,000	Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility, Series 2020, 4.000%, 1/01/45	1/27 at 103.00	A	2,286,360
1,200	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A, 5.000%, 1/01/33	1/24 at 104.00	BBB	1,389,240
1,250	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017, 5.000%, 4/01/44	4/27 at 100.00	N/R	1,376,487
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A:
700	5.000%, 1/01/36	7/26 at 100.00	A	845,922
835	5.000%, 1/01/45	7/26 at 100.00	A	991,663
1,965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	3/20 at 100.00	A	1,968,380

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Long-Term Care (continued)
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1:
$575	5.000%, 11/01/30	11/24 at 103.00	BB-	$658,737
950	5.000%, 11/01/32	11/24 at 103.00	BB-	1,080,596
100	5.000%, 11/01/37	11/24 at 103.00	BB-	112,371
430	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	BB-	430,998
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
500	5.000%, 11/01/42	11/24 at 103.00	BB-	557,400
100	5.000%, 11/01/47	11/24 at 103.00	BB-	111,154
1,500	Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30	1/29 at 100.00	BBB+	1,884,630
14,855	Total Long-Term Care			16,891,498
	Tax Obligation/General – 13.5%
1,000	Baltimore County, Maryland, General Obligation Bonds, Metropolitan District 82nd Issue, Series 2020, 4.000%, 3/01/37 (WI/DD, Settling 3/19/20)	3/30 at 100.00	AAA	1,235,970
2,040	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32	No Opt. Call	AA	1,556,683
1,325	Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Refunding Series 2015A, 5.000%, 2/15/21	No Opt. Call	AAA	1,378,066
3,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 1 Second Series 2019A, 5.000%, 8/01/28	No Opt. Call	AAA	3,990,810
1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 2 Second Series 2018-2, 5.000%, 8/01/29	8/28 at 100.00	AAA	1,325,440
	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2017A:
1,000	5.000%, 3/15/23	No Opt. Call	AAA	1,127,210
1,000	5.000%, 3/15/31	3/27 at 100.00	AAA	1,270,350
2,085	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2019, 5.000%, 3/15/27	No Opt. Call	AAA	2,675,994
2,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2, 5.000%, 8/01/21	No Opt. Call	AAA	2,119,080
5,645	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA	4,420,035
3,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2019A, 5.000%, 7/15/30	7/29 at 100.00	AAA	4,069,830
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2016:
2,575	5.000%, 6/01/27	6/26 at 100.00	AAA	3,228,355
1,300	5.000%, 6/01/35	6/26 at 100.00	AAA	1,617,330

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Tax Obligation/General (continued)
$2,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	$2,105,840
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2018, 4.000%, 6/01/39	6/28 at 100.00	AAA	2,984,900
7,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015, 0.010%, 8/15/49	8/25 at 37.14	Aaa	2,284,310
38,470	Total Tax Obligation/General			37,390,203
	Tax Obligation/Limited – 17.7%
1,800	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2017, 5.000%, 10/01/27	10/26 at 100.00	AAA	2,283,264
2,000	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2019, 5.000%, 10/01/44	10/29 at 100.00	AAA	2,624,640
1,000	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.375%, 6/01/36	6/26 at 100.00	N/R	1,087,340
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A:
460	4.500%, 9/01/33	9/27 at 100.00	N/R	514,515
120	5.000%, 9/01/38	9/27 at 100.00	N/R	137,387
755	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.000%, 6/01/36	6/26 at 100.00	N/R	825,072
650	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019A, 3.500%, 6/01/39, 144A	6/29 at 100.00	N/R	681,408
250	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019B, 3.700%, 6/01/39, 144A	6/23 at 100.00	N/R	254,433
	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019:
205	4.000%, 7/01/29	1/29 at 100.00	N/R	224,395
335	5.000%, 7/01/36	1/29 at 100.00	N/R	387,454
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
49	5.600%, 7/01/20 – RAAI Insured	3/20 at 100.00	AA	49,182
115	5.700%, 7/01/29 – RAAI Insured	3/20 at 100.00	AA	115,424
170	Frederick County, Maryland, Tax Increment and Special Tax B Limited Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%, 7/01/39	7/29 at 100.00	N/R	179,027
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A:
1,835	5.000%, 7/01/30	7/20 at 100.00	A-	1,859,846
3,055	5.000%, 7/01/40	7/20 at 100.00	A-	3,093,890
670	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	712,980

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Tax Obligation/Limited (continued)
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
$1,000	5.000%, 12/01/23	No Opt. Call	BB	$1,130,000
1,000	5.000%, 12/01/36	12/26 at 100.00	BB	1,192,000
500	5.000%, 12/01/46	12/26 at 100.00	BB	586,075
725	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014, 5.800%, 2/15/34	2/24 at 100.00	N/R	760,075
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
600	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	649,788
550	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	597,795
1,285	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/34	7/25 at 100.00	N/R	1,379,820
1,000	Maryland Community Development Administration, Local Government Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%, 6/01/49	6/29 at 100.00	Aa3	1,175,830
185	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44	1/27 at 100.00	N/R	199,992
	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
1,000	5.000%, 5/01/32	5/26 at 100.00	AA	1,234,590
1,200	5.000%, 5/01/33	5/26 at 100.00	AA	1,478,988
1,000	5.000%, 5/01/35	5/26 at 100.00	AA	1,229,010
3,250	5.000%, 5/01/41	5/26 at 100.00	AA	3,961,587
2,000	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/36	5/28 at 100.00	AA	2,540,940
25	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	27,336
2,000	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/38	10/28 at 100.00	AA+	2,559,380
3,520	Prince George's County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	3/20 at 100.00	N/R	3,535,312
384	Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	3/20 at 100.00	N/R	388,170

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$32	0.000%, 7/01/24	No Opt. Call	N/R	$29,281
55	0.000%, 7/01/27	No Opt. Call	N/R	47,048
54	0.000%, 7/01/29	7/28 at 98.64	N/R	43,810
70	0.000%, 7/01/31	7/28 at 91.88	N/R	52,836
78	0.000%, 7/01/33	7/28 at 86.06	N/R	54,893
57	4.500%, 7/01/34	7/25 at 100.00	N/R	62,734
1,029	4.550%, 7/01/40	7/28 at 100.00	N/R	1,160,372
1,999	0.000%, 7/01/46	7/28 at 41.38	N/R	594,742
610	0.000%, 7/01/51	7/28 at 30.01	N/R	131,864
214	4.750%, 7/01/53	7/28 at 100.00	N/R	242,274
550	5.000%, 7/01/58	7/28 at 100.00	N/R	630,779
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2:
2,200	4.329%, 7/01/40	7/28 at 100.00	N/R	2,445,080
3	4.536%, 7/01/53	7/28 at 100.00	N/R	3,349
47	4.784%, 7/01/58	7/28 at 100.00	N/R	53,122
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC, 5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	1,143,760
1,000	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,126,650
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006:
625	4.000%, 10/01/20 – FGIC Insured	3/20 at 100.00	Baa2	629,956
1,000	5.000%, 10/01/28 – FGIC Insured	3/20 at 100.00	Baa2	1,016,530
45,316	Total Tax Obligation/Limited			49,126,025
	Transportation – 7.0%
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
120	5.000%, 7/01/33 (AMT)	7/28 at 100.00	A	148,704
425	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A	525,691
300	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A, 5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	375,282
1,940	Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A, 5.000%, 6/01/35	6/28 at 100.00	Baa3	2,428,356
1,600	Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, 4.000%, 7/01/39 (AMT)	7/29 at 100.00	BBB	1,866,096
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C:
500	4.000%, 6/01/38	6/28 at 100.00	BBB-	541,585
315	4.000%, 6/01/58	6/28 at 100.00	BBB-	334,297

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Transportation (continued)
$1,275	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series 2018A, 5.000%, 6/01/58	6/28 at 100.00	BBB	$1,469,591
	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D:
450	5.000%, 3/31/41 (AMT)	9/26 at 100.00	BBB	526,779
2,700	5.000%, 3/31/46 (AMT)	9/26 at 100.00	BBB	3,134,349
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
85	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB	89,221
340	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	356,024
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
1,500	5.000%, 7/01/30	7/27 at 100.00	AA-	1,922,985
1,000	5.000%, 7/01/33	7/27 at 100.00	AA-	1,273,610
1,000	5.000%, 7/01/36	7/27 at 100.00	AA-	1,266,140
1,390	5.000%, 7/01/37	7/27 at 100.00	AA-	1,755,931
1,000	5.000%, 7/01/42	7/27 at 100.00	AA-	1,249,980
15,940	Total Transportation			19,264,621
	U.S. Guaranteed – 6.4% (4)
795	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	941,995
3,855	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	3,901,723
2,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010, 6.250%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	2,725,310
1,415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	1,659,385
2,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	AA-	2,470,629
345	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	382,353
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26 (Pre-refunded 7/01/24)	7/24 at 100.00	BBB	3,547,050
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MD, 5.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	2,146,280
16,470	Total U.S. Guaranteed			17,774,725
	Utilities – 2.6%
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22) (3)	No Opt. Call	N/R	1,072,500

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Utilities (continued)
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
$825	5.000%, 10/01/33	10/27 at 100.00	BBB	$996,303
200	5.000%, 10/01/38	10/27 at 100.00	BBB	239,026
2,000	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,197,480
705	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	716,611
1,835	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	1,842,230
6,565	Total Utilities			7,064,150
	Water and Sewer – 3.3%
1,000	Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	Aa2	1,279,800
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA	2,559,600
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	A+	2,432,780
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	496,199
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
500	5.000%, 7/01/27	7/26 at 100.00	A-	603,665
500	5.000%, 1/01/46	7/26 at 100.00	A-	580,615
155	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	Ca	170,887
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	Ca	1,082,500
7,570	Total Water and Sewer			9,206,046
$243,776	Total Municipal Bonds (cost $246,510,602)			266,670,748

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
14,180	American Airlines Group Inc., (5)	$270,129
	Total Common Stocks (cost $425,978)	270,129
	Total Long-Term Investments (cost $246,936,580)	266,940,877

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (6)	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 3.5%
	MUNICIPAL BONDS – 3.5%
	Health Care – 1.8%
$3,000	Maryland Health and Higher Educational Facilities Authority, Variable Rate Demand Obligations, Pooled Loan Program Revenue Bonds, Series 1985A, 1.160%, 4/01/35 (Mandatory Put 4/08/20) (7)	4/20 at 100.00	VMIG1	$3,000,000
2,000	Maryland Health and Higher Educational Facilities Authority, Variable Rate Demand Obligations, Revenue Bonds, Anne Arundel Health System, Series 2009B, 1.150%, 7/01/43 (Mandatory Put 4/09/20) (7)	4/20 at 100.00	A-1	2,000,000
5,000	Total Health Care			5,000,000
	Housing/Single Family – 0.5%
1,295	Maryland Community Development Administration, Variable Rate Demand Obligations, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006G, 1.280%, 9/01/40 (AMT) (Mandatory Put 4/09/20) (7)	4/20 at 100.00	VMIG1	1,295,000
	Tax Obligation/General – 1.2%
2,300	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, Variable Rate Demand Obligations, General Obligation Bonds, Multi-Modal Bond Anticipation Notes, Series 2013A, 1.180%, 6/01/23 (Mandatory Put 4/08/20) (7)	4/20 at 100.00	VMIG1	2,300,000
1,100	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, Variable Rate Demand Obligations, General Obligation Bonds, Multi-Modal Bond Anticipation Notes, Series 2016A-3, 1.180%, 6/01/23 (Mandatory Put 4/08/20) (7)	4/20 at 100.00	VMIG1	1,100,000
3,400	Total Tax Obligation/General			3,400,000
$9,695	Total Short-Term Investments (cost $9,695,000)			9,695,000
	Total Investments (cost $256,631,580) – 99.8%			276,635,877
	Other Assets Less Liabilities – 0.2%			542,355
	Net Assets – 100%			$277,178,232
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$266,670,748	$ —	$266,670,748
Common Stocks	270,129	—	—	270,129
Short-Term Investments:
Municipal Bonds	—	9,695,000	—	9,695,000
Total	$270,129	$276,365,748	$ —	$276,635,877

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(6)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 96.6%
	MUNICIPAL BONDS – 94.8%
	Consumer Staples – 0.3%
$960	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (AMT)	No Opt. Call	AA-	$1,296,672
	Education and Civic Organizations – 14.2%
2,495	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2013, 5.000%, 3/01/21	No Opt. Call	AA	2,599,865
3,305	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%, 2/01/30	No Opt. Call	AA	4,528,941
1,405	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/34	10/26 at 100.00	Baa3	1,608,177
515	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37	10/27 at 100.00	Baa3	595,438
295	Berks County Municipal Authority, Pennsylvania University, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/39	10/29 at 100.00	BB+	343,259
2,630	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School Project, Series 2019, 3.000%, 9/15/49	9/29 at 100.00	AA-	2,767,681
1,205	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36	3/27 at 100.00	BBB-	1,420,008
305	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47	12/27 at 100.00	BBB-	353,471
785	Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34	5/26 at 100.00	A-	823,057
330	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014, 5.000%, 5/01/37	5/24 at 100.00	Baa3	361,944
920	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series 2006, 4.500%, 10/01/27 – RAAI Insured	3/20 at 100.00	AA	921,766
1,250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010, 5.250%, 10/01/31	10/20 at 100.00	BBB	1,274,500
3,500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/45	8/25 at 100.00	AA-	4,099,235
1,430	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016, 4.000%, 5/01/46	11/26 at 100.00	BBB+	1,523,136
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2:
290	3.125%, 5/01/34	5/26 at 100.00	BBB+	305,454
210	3.250%, 5/01/36	5/26 at 100.00	BBB+	221,758
355	3.500%, 5/01/41	5/26 at 100.00	BBB+	376,162

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Education and Civic Organizations (continued)
	Lackawanna County Industrial Development Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2017:
$100	3.375%, 11/01/33	11/27 at 100.00	A-	$108,815
1,090	4.000%, 11/01/40	11/27 at 100.00	A-	1,206,935
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	2,126,590
1,800	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2016, 3.000%, 10/01/37	10/26 at 100.00	A	1,890,684
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010:
880	5.250%, 4/01/30	4/20 at 100.00	BBB	883,018
1,595	5.625%, 4/01/40	4/20 at 100.00	BBB	1,600,933
1,270	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	1,577,391
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
3,700	4.000%, 9/01/44	9/29 at 100.00	A	4,275,757
580	4.000%, 9/01/49	9/29 at 100.00	A	665,707
2,075	Northampton County General Purpose Authority, Pennsylvania, Revenue Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38	11/28 at 100.00	Aa3	2,420,799
465	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	3/20 at 100.00	Aa3	466,349
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College, Series 2016-004:
630	2.625%, 11/01/31	5/26 at 100.00	A-	654,809
690	3.000%, 11/01/42	5/26 at 100.00	A-	714,067
1,150	5.000%, 11/01/46	5/26 at 100.00	A-	1,329,228
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014:
815	5.000%, 12/01/38	12/24 at 100.00	AA+	964,186
670	5.000%, 12/01/44	12/24 at 100.00	AA+	788,335
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Series 2019, 4.000%, 12/01/48	6/29 at 100.00	AA+	1,172,180
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2016, 4.000%, 5/01/36	5/26 at 100.00	A	1,680,390
280	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 4.000%, 5/01/32	11/22 at 100.00	BBB-	294,784
2,375	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50	3/25 at 100.00	A	2,797,085
220	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A	238,561
1,260	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2018A, 3.375%, 2/15/35	2/28 at 100.00	AA+	1,412,926

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Education and Civic Organizations (continued)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
$170	4.000%, 11/01/39	11/22 at 100.00	Baa1	$178,568
1,180	5.000%, 11/01/42	11/22 at 100.00	Baa1	1,279,663
1,315	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36	11/25 at 100.00	Baa1	1,530,068
385	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38	7/23 at 100.00	A-	426,726
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 6.375%, 11/15/40	11/20 at 100.00	BB-	1,021,320
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017, 5.000%, 5/01/36	11/27 at 100.00	BBB-	1,186,260
1,400	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.750%, 6/15/43, 144A	6/20 at 100.00	BB	1,414,462
2,345	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Temple University, First Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	2,671,682
910	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	1,012,266
835	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37	5/26 at 100.00	A-	976,983
1,895	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	BB+	2,036,594
2,110	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A-	2,289,245
	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A:
665	5.000%, 11/01/32	11/25 at 100.00	A-	792,088
260	5.000%, 11/01/33	11/25 at 100.00	A-	308,755
260	4.000%, 11/01/35	11/25 at 100.00	A-	288,592
63,085	Total Education and Civic Organizations			70,806,653
	Health Care – 17.9%
10,545	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44	4/28 at 100.00	A	11,952,863
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
1,000	4.000%, 7/15/36	7/29 at 100.00	A+	1,192,000
1,170	4.000%, 7/15/39	7/29 at 100.00	A+	1,381,583
10,000	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50	11/27 at 100.00	BBB+	11,900,900
1,000	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2019, 4.000%, 8/15/50	8/28 at 100.00	A-	1,122,600

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Health Care (continued)
$2,125	Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Butler Health System Project, Series 2015A, 5.000%, 7/01/39	7/25 at 100.00	A+	$2,453,355
	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A:
295	5.000%, 11/15/41	11/25 at 100.00	AA-	346,268
615	5.000%, 11/15/46	11/25 at 100.00	AA-	714,089
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A:
1,000	4.000%, 10/01/36	10/27 at 100.00	AA	1,171,960
1,340	4.000%, 10/01/37	10/27 at 100.00	AA	1,566,152
5,000	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	AA	5,937,500
2,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2019, 4.000%, 11/01/44	11/29 at 100.00	A+	2,296,580
	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Refunding Series 2016A:
500	3.000%, 6/01/33	6/26 at 100.00	A+	526,185
585	5.000%, 6/01/35	6/26 at 100.00	A+	704,562
710	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A+	765,465
500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB-	552,665
1,025	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	BBB-	1,224,988
4,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 5.000%, 7/15/48	1/28 at 100.00	A-	4,821,280
1,485	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41	6/24 at 100.00	AA	1,694,355
1,045	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45	2/27 at 100.00	AA	1,260,458
255	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba2	281,120
2,750	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46	8/26 at 100.00	AA	3,311,275
1,935	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42	8/26 at 100.00	AA	2,341,679
3,850	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%, 7/01/35	7/26 at 100.00	A+	4,380,222
2,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A+	2,307,980

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Health Care (continued)
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016:
$360	3.000%, 11/01/36	5/26 at 100.00	A	$380,221
3,650	4.000%, 11/01/46	5/26 at 100.00	A	3,948,971
2,010	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32	11/22 at 100.00	A	2,099,626
1,050	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/41	7/26 at 100.00	A+	1,246,823
2,705	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	3,100,471
2,000	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB-	2,175,560
230	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children's Hospital of Philadelphia, Tender Option Bond Trust 2015-XF0114, 11.212%, 7/01/41, 144A (IF)	7/21 at 100.00	AA	264,107
2,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45	1/27 at 100.00	A+	2,382,020
2,035	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	Aa3	2,298,003
3,040	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/49	6/29 at 100.00	Aa3	3,825,080
555	The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds, Pennsylvania, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/30	7/27 at 100.00	BBB-	669,657
125	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.000%, 1/01/26	1/21 at 100.00	AA	130,276
530	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41	1/22 at 100.00	AA	573,169
425	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30	7/20 at 100.00	Baa1	429,922
77,445	Total Health Care			89,731,990
	Housing/Multifamily – 0.3%
650	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	690,046
485	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46	7/24 at 100.00	BBB-	543,113
100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Baa3	117,582

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Housing/Multifamily (continued)
$213	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	3/20 at 100.00	Baa3	$213,354
1,448	Total Housing/Multifamily			1,564,095
	Housing/Single Family – 8.4%
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
2,560	3.300%, 10/01/32	10/21 at 100.00	AA+	2,616,627
1,980	3.650%, 10/01/37	10/21 at 100.00	AA+	2,023,203
880	3.700%, 10/01/42	10/21 at 100.00	AA+	897,662
540	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2013-115B, 4.000%, 10/01/38	10/22 at 100.00	AA+	564,068
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-116B:
780	3.950%, 10/01/40	10/24 at 100.00	AA+	839,046
995	4.000%, 4/01/45	10/24 at 100.00	AA+	1,061,406
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-117B:
710	3.900%, 10/01/35	10/24 at 100.00	AA+	769,597
190	4.050%, 10/01/40	4/20 at 100.00	AA+	190,483
1,420	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119, 3.500%, 10/01/36	4/25 at 100.00	AA+	1,518,591
5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.200%, 4/01/40	10/25 at 100.00	AA+	5,243,250
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
1,325	3.100%, 10/01/36	10/25 at 100.00	AA+	1,398,471
6,295	3.200%, 10/01/41	10/25 at 100.00	AA+	6,584,696
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B:
1,040	3.450%, 10/01/32	10/26 at 100.00	AA+	1,144,624
1,030	3.900%, 10/01/37	10/26 at 100.00	AA+	1,143,084
2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.500%, 10/01/37	10/26 at 100.00	AA+	2,165,560
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125B, 3.700%, 10/01/47	4/27 at 100.00	AA+	1,081,620
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2018-126A:
1,850	3.700%, 10/01/33	4/27 at 100.00	AA+	2,076,088
1,740	3.950%, 10/01/38	4/27 at 100.00	AA+	1,950,540
6,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 3.350%, 10/01/45	10/28 at 100.00	AA+	6,431,040

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Housing/Single Family (continued)
$2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 3.000%, 10/01/46	10/28 at 100.00	AA+	$2,092,040
39,335	Total Housing/Single Family			41,791,696
	Industrials – 0.5%
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A:
955	5.000%, 11/01/27 (AMT)	11/22 at 100.00	A1	1,049,326
410	5.000%, 11/01/41 (AMT)	11/22 at 100.00	A1	443,837
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2011, 2.150%, 7/01/41 (AMT) (Mandatory Put 7/01/24)	No Opt. Call	N/R	1,040,930
2,365	Total Industrials			2,534,093
	Long-Term Care – 5.2%
1,600	Berks County Industrial Development Authority Healthcare Facilities Revenue Bonds, Pennsylvania, The Highlands at Wyomissing, Series 2018, 5.000%, 5/15/48	5/25 at 102.00	BBB	1,819,776
1,510	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	BBB	1,769,735
90	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/35	12/25 at 100.00	N/R	101,198
860	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%, 12/01/51	12/25 at 103.00	N/R	969,891
	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2016:
355	5.000%, 1/01/28	1/26 at 100.00	BBB+	417,452
1,000	5.000%, 1/01/29	1/26 at 100.00	BBB+	1,175,120
910	5.000%, 1/01/30	1/26 at 100.00	BBB+	1,065,482
135	3.250%, 1/01/36	1/26 at 100.00	BBB+	139,340
2,055	3.250%, 1/01/39	1/26 at 100.00	BBB+	2,115,705
1,460	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019, 5.000%, 1/01/45	1/25 at 104.00	N/R	1,631,652
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
1,845	4.000%, 1/01/33	1/25 at 100.00	BBB+	1,974,574
2,250	5.000%, 1/01/38	1/25 at 100.00	BBB+	2,541,847
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A:
285	4.125%, 1/01/38	1/29 at 100.00	BBB+	317,744
560	5.000%, 1/01/39	1/29 at 100.00	BBB+	680,238
1,135	East Hempfield Township Industrial Development Authority, Pennsylvania, Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016, 5.000%, 12/01/39	12/25 at 100.00	A	1,334,646
340	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	390,215

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Long-Term Care (continued)
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2020:
$610	5.000%, 3/01/45 (WI/DD, Settling 3/03/20)	3/27 at 102.00	BB+	$706,020
245	5.000%, 3/01/50 (WI/DD, Settling 3/03/20)	3/27 at 102.00	BB+	282,718
830	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Refunding Series 2012, 5.000%, 11/15/26	5/22 at 100.00	A-	897,595
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	2,387,360
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Meadowood Senior Living Project, Series 2018A, 5.000%, 12/01/48	12/25 at 102.00	BBB	2,295,400
1,100	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc, Series 2019, 5.000%, 11/01/49	11/26 at 103.00	BB+	1,252,471
23,175	Total Long-Term Care			26,266,179
	Materials – 0.5%
2,360	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	2,552,812
	Tax Obligation/General – 17.4%
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
950	5.000%, 12/01/32	12/24 at 100.00	AA-	1,122,463
415	5.000%, 12/01/34	12/24 at 100.00	AA-	489,003
4,950	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77, 5.000%, 11/01/43	11/28 at 100.00	AA-	6,253,038
2,910	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37	12/22 at 100.00	AA-	3,222,447
	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Series 2019C:
1,000	4.000%, 2/01/35 – BAM Insured	8/29 at 100.00	AA	1,171,450
1,000	4.000%, 2/01/36 – BAM Insured	8/29 at 100.00	AA	1,168,610
	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,000	4.000%, 8/01/31	8/26 at 100.00	Aa2	1,175,140
1,055	4.000%, 8/01/32	8/26 at 100.00	Aa2	1,232,862
1,180	4.000%, 8/01/33	8/26 at 100.00	Aa2	1,376,541
705	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38	4/24 at 100.00	AA-	808,839
1,000	Cambria County, Pennsylvania, General Obligation Bonds, Notes Series 2020B, 4.000%, 8/01/33 – AGM Insured	8/27 at 100.00	AA	1,143,400
1,675	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,958,343

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Tax Obligation/General (continued)
$2,600	Chambersburg Area School District, Franklin County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 3/01/29	3/27 at 100.00	Aa3	$3,091,634
2,005	Cheltenham Township School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016B, 5.000%, 2/15/37	8/24 at 100.00	AA-	2,330,953
3,000	Chester County, Pennsylvania, General Obligation Bonds, Series 2020A, 5.000%, 7/15/25 (WI/DD, Settling 4/16/20)	No Opt. Call	AAA	3,641,640
3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AA-	2,880,656
4,000	Colonial School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020, 5.000%, 2/15/44	2/27 at 100.00	Aaa	4,916,360
805	Connellsville Area School District, Fayette County, Pennsylvania, General Obligation Bonds, Series 2019, 3.125%, 8/15/39	8/26 at 100.00	AA	849,186
2,630	Dallas School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 5.000%, 10/15/33 – AGM Insured	10/29 at 100.00	AA	3,470,522
170	Easton Area School District, Northampton County, Pennsylvania, General Obligation Bonds, Series 2020B, 5.000%, 2/01/31	2/28 at 100.00	Aa2	217,243
1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	Baa2	1,388,916
2,240	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured	11/23 at 100.00	AA	2,529,990
4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A-	4,554,225
	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016:
1,000	4.000%, 9/01/31 – AGM Insured	9/26 at 100.00	AA	1,145,520
1,000	4.000%, 9/01/33 – AGM Insured	9/26 at 100.00	AA	1,141,690
	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019:
1,000	4.000%, 5/01/34	5/29 at 100.00	AA	1,197,600
1,545	4.000%, 5/01/36	5/29 at 100.00	AA	1,842,273
1,000	4.000%, 5/01/44	5/29 at 100.00	AA	1,168,510
1,000	Octorara Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2020, 4.000%, 4/01/27 – AGM Insured	No Opt. Call	AA	1,184,720
	Penn Manor School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2019A:
1,500	4.000%, 3/01/33	9/27 at 100.00	AA	1,743,690
1,745	4.000%, 3/01/34	9/27 at 100.00	AA	2,024,811
1,350	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured	1/24 at 100.00	AA	1,569,847
3,710	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – NPFG Insured	No Opt. Call	A+	5,062,295

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Tax Obligation/General (continued)
$1,250	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2014A, 5.000%, 7/15/38	1/24 at 100.00	A	$1,418,525
240	PIttsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/22 at 100.00	AA	264,850
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,410	5.000%, 9/01/25	9/22 at 100.00	AA-	2,652,591
1,200	5.000%, 9/01/26	9/22 at 100.00	AA-	1,319,232
	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2019B:
1,000	3.000%, 2/15/29	2/27 at 100.00	Aa1	1,102,520
1,500	3.000%, 2/15/30	2/27 at 100.00	Aa1	1,643,010
1,160	3.000%, 2/15/32	2/27 at 100.00	Aa1	1,261,593
1,535	Rostraver Township, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2018, 3.500%, 9/01/34 – AGM Insured	9/25 at 100.00	AA	1,664,815
1,285	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,418,537
2,000	State College Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 3/15/40	3/25 at 100.00	Aa1	2,350,340
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A:
75	5.000%, 11/15/21	No Opt. Call	BB+	77,667
70	5.000%, 11/15/28	5/24 at 100.00	BB+	73,757
1,250	Upper St Clair Township School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41	10/24 at 100.00	AA	1,452,738
1,000	West Mifflin Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 – BAM Insured	10/29 at 100.00	AA	1,078,320
75,750	Total Tax Obligation/General			86,852,912
	Tax Obligation/Limited – 5.9%
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa3	535,625
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
100	5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	121,832
500	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba3	594,185
505	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	591,264
100	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	109,360
400	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2020, 4.125%, 11/30/20, 144A	7/20 at 100.00	N/R	395,229
1,000	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Series 2019B, 5.000%, 6/01/30	No Opt. Call	A1	1,344,190

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Tax Obligation/Limited (continued)
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
$570	5.000%, 6/01/33	6/28 at 100.00	A1	$719,095
7,705	4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	8,857,514
935	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	994,980
598	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	631,344
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
1,500	0.000%, 12/01/37 (3)	12/26 at 100.00	AA-	1,638,330
1,000	0.000%, 12/01/44 (3)	12/26 at 100.00	AA-	1,084,790
2,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A+	3,100,050
2,045	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/30	12/25 at 100.00	A	2,470,851
	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012:
1,530	5.000%, 2/01/26 – AGM Insured	8/22 at 100.00	AA	1,674,203
1,220	4.000%, 2/01/29 – AGC Insured	8/22 at 100.00	AA	1,302,667
2,540	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	AA	2,581,732
530	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35	1/28 at 100.00	BB	590,913
25,778	Total Tax Obligation/Limited			29,338,154
	Transportation – 7.5%
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,040	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,169,282
2,455	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	2,756,695
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A1	1,230,000
2,700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/38	1/29 at 100.00	A+	3,484,755
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,330	5.000%, 1/01/22	No Opt. Call	A	1,425,600
1,000	5.000%, 1/01/25	1/23 at 100.00	A	1,104,670
1,845	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured	1/24 at 100.00	AA	2,077,858
2,500	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	2,955,075

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Transportation (continued)
$5,120	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	$6,931,303
825	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2, 5.000%, 6/01/39	6/26 at 100.00	A3	988,820
1,040	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	12/24 at 100.00	A+	1,209,042
4,535	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	5,375,154
2,160	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	2,794,651
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
570	5.000%, 6/01/31	6/27 at 100.00	A3	709,399
570	5.000%, 6/01/33	6/27 at 100.00	A3	704,668
1,250	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2010D, 5.250%, 6/15/22 (AMT)	6/20 at 100.00	A	1,265,000
70	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 3.000%, 7/01/34 – AGM Insured	7/27 at 100.00	AA	74,851
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.250%, 6/15/28	6/20 at 100.00	A	1,518,000
31,510	Total Transportation			37,774,823
	U.S. Guaranteed – 6.7% (4)
1,400	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc, Series 2012, 5.000%, 5/15/27 (Pre-refunded 5/15/21)	5/21 at 100.00	AA-	1,468,852
1,000	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2013, 5.250%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	A2	1,142,570
2,190	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	AA-	2,222,565
3,230	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Series 2012B, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	3,473,800
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
250	5.375%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	285,713
430	5.750%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	496,452
1,010	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,084,316
1,310	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,431,201
970	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R	988,091

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	U.S. Guaranteed (4) (continued)
$3,075	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41 (Pre-refunded 4/01/22)	4/22 at 100.00	AA	$3,341,910
650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	661,076
1,110	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,259,384
100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R	110,613
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2010A1&2:
655	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R	677,945
2,915	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	AA-	3,018,220
2,990	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A, 5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	A+	3,331,906
120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	N/R	121,462
2,185	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R	2,203,179
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2010C, 5.000%, 8/01/30 (Pre-refunded 8/01/20) – AGM Insured	8/20 at 100.00	AA	2,035,060
	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2010A:
120	5.000%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	123,492
1,195	5.000%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	AA-	1,229,774
1,627	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.500%, 7/01/29 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	1,651,584
240	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 7.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A-	260,551
125	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.000%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	130,319
830	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A-	852,817
31,727	Total U.S. Guaranteed			33,602,852
	Utilities – 4.6%
25	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22) (5)	No Opt. Call	N/R	26,813

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Utilities (continued)
$2,580	Delaware County Industrial Development Authority, Pennsylvania, Revenue Bonds, Covanta Project, Refunding Series 2015A, 5.000%, 7/01/43	7/20 at 100.00	BB-	$2,611,502
1,200	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	1,279,860
2,030	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019A, 3.000%, 10/01/36 (AMT)	10/29 at 100.00	A-	2,120,741
4,060	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019B, 3.100%, 11/01/38 (AMT)	11/29 at 100.00	A-	4,231,129
7,450	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Pennsylvania-American Water Company, Refunding Series 2019, 3.000%, 4/01/39	10/29 at 100.00	A+	7,991,540
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A	2,412,100
1,975	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/30	8/25 at 100.00	A	2,360,836
21,320	Total Utilities			23,034,521
	Water and Sewer – 5.4%
6,490	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2010, 5.000%, 6/01/40 – AGM Insured	12/20 at 100.00	AA	6,683,337
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015:
1,175	5.000%, 12/01/40	12/25 at 100.00	A+	1,398,544
1,180	5.000%, 12/01/45	12/25 at 100.00	A+	1,395,055
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds, Series 2015:
400	5.000%, 5/01/40	5/25 at 100.00	Aa3	469,296
785	4.000%, 5/01/45	5/25 at 100.00	Aa3	859,551
3,695	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	4,189,613
855	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	3/20 at 100.00	BBB+	869,894
940	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A+	969,394
5,005	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2015A, 5.000%, 7/01/45	7/24 at 100.00	A+	5,712,907
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2019B, 5.000%, 11/01/54	11/29 at 100.00	A+	2,542,580
915	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	1,093,224
1,000	Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 – AGM Insured	9/29 at 100.00	AA	1,045,730
24,440	Total Water and Sewer			27,229,125
$420,698	Total Municipal Bonds (cost $437,604,414)			474,376,577

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 1.8%
	Electric Utilities – 1.8%
322,437	Energy Harbor Corp, (6), (7)	$9,189,462
	Total Common Stocks (cost $7,225,536)	9,189,462
	Total Long-Term Investments (cost $444,829,950)	483,566,039

Principal Amount (000)	Description (1)	Optional Call Provisions (8)	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 3.9%
	MUNICIPAL BONDS – 3.9%
	Education and Civic Organizations – 1.0%
$5,000	Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Variable Rate Demand Obligations, Senior Series 2020A, 2.450%, 6/01/41 (AMT) (WI/DD, Settling 3/19/20) (9)	6/29 at 100.00	A1	$5,000,000
	Health Care – 1.4%
5,000	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Variable Rate Demand Obligations, Geisinger Health System, Tender Option Bond Trust Series 2017-YX1049, 1.180%, 2/15/39 (Mandatory Put 4/09/20),144A (9)	2/27 at 100.00	VMIG1	5,000,000
1,200	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Variable Rate Demand Obligations, Children's Hospital of Philadelphia, Variable Rate Series 2002B, 1.190%, 7/01/25 (Mandatory Put 4/08/20) (9)	5/20 at 100.00	A-1	1,200,000
500	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Variable Rate Demand Obligations, Variable Rate Series 2019D, 1.180%, 6/01/37 (Mandatory Put 4/09/20) (9)	4/20 at 100.00	VMIG1	500,000
6,700	Total Health Care			6,700,000
	Tax Obligation/General – 1.5%
7,655	Philadelphia, Pennsylvania, General Obligation Bonds, Variable Rate Demand Obligations, Refunding Series 2009A, 1.150%, 8/01/31 (Mandatory Put 4/09/20) (9)	4/20 at 100.00	VMIG1	7,655,000
$19,355	Total Short-Term Investments (cost $19,355,000)			19,355,000
	Total Investments (cost $464,184,950) – 100.5%			502,921,039
	Other Assets Less Liabilities – (0.5)% (10)			(2,492,954)
	Net Assets – 100%			$500,428,085
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(42)	6/20	$(5,572,311)	$(5,659,500)	$(87,189)	$(59,719)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$474,376,577	$ —	$474,376,577
Common Stocks	—	9,189,462	—	9,189,462
Short-Term Investments:
Municipal Bonds	—	19,355,000	—	19,355,000
Investments in Derivatives:
Futures Contracts*	(87,189)	—	—	(87,189)
Total	$(87,189)	$502,921,039	$ —	$502,833,850

*	Represents net unrealized appreciation (depreciation).

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Common Stock received as part of the bankruptcy settlement for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.0%
	MUNICIPAL BONDS – 96.9%
	Consumer Staples – 2.1%
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$270	5.250%, 6/01/32	3/20 at 100.00	N/R	$270,040
600	5.625%, 6/01/47	3/20 at 100.00	N/R	600,066
6,155	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	3/20 at 100.00	B-	6,293,672
4,910	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/21 at 100.00	B-	5,010,999
11,935	Total Consumer Staples			12,174,777
	Education and Civic Organizations – 9.2%
1,685	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%, 1/01/40	1/27 at 100.00	A1	1,911,868
1,455	Industrial Development Authority of the City of Lexington, Virginia, Washington and Lee University, Educational Facility Revenue Bonds, Refunding Series 2018A, 5.000%, 1/01/48	1/28 at 100.00	AA	1,823,581
500	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/37	6/27 at 100.00	Aa2	581,860
	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2019A:
3,250	4.000%, 6/01/34	6/29 at 100.00	Aa2	3,943,517
1,200	4.000%, 6/01/36	6/29 at 100.00	Aa2	1,449,636
985	4.000%, 6/01/39	6/29 at 100.00	Aa2	1,179,813
750	Roanoke Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	BBB+	921,608
1,000	Salem Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45	4/30 at 100.00	BBB+	1,153,150
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45	4/25 at 100.00	AAA	2,959,900
8,855	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	AAA	11,096,200
2,000	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2015B, 5.000%, 8/01/21	No Opt. Call	AAA	2,119,360
7,000	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2019B, 5.000%, 9/01/49	9/29 at 100.00	AAA	9,108,960
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,091,070

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Education and Civic Organizations (continued)
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
$3,000	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	$3,319,740
3,065	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	3,344,130
1,575	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 1998, 5.250%, 1/01/31 – NPFG Insured	No Opt. Call	AA	2,126,612
415	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.375%, 1/01/21	No Opt. Call	AA	430,031
2,190	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2015A, 5.000%, 1/01/40	1/25 at 100.00	AA	2,552,029
525	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2018A, 5.000%, 11/01/38	11/28 at 100.00	Aa2	679,466
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke College, Series 2011, 5.750%, 4/01/41	4/20 at 100.00	BBB+	501,910
43,450	Total Education and Civic Organizations			52,294,441
	Health Care – 10.4%
1,755	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	2,026,200
	Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds, Chesapeake Regional Medical Center, Series 2019:
1,470	5.000%, 7/01/34	7/29 at 100.00	A	1,908,971
1,205	4.000%, 7/01/37	7/29 at 100.00	A	1,417,924
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48	5/28 at 100.00	AA+	2,328,000
400	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	433,440
2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/21	No Opt. Call	A3	2,628,850
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45, 144A	7/25 at 100.00	N/R	3,910,795
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
180	5.000%, 1/01/32	1/27 at 100.00	A	219,987
2,000	5.000%, 1/01/47	1/27 at 100.00	A	2,391,400
1,000	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48	11/28 at 100.00	AA	1,167,520
1,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 5.000%, 11/01/25	11/22 at 100.00	AA-	1,107,570
6,000	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51 (WI/DD, Settling 4/02/20)	7/30 at 100.00	AA-	7,138,680

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Health Care (continued)
$2,500	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53 (Mandatory Put 7/01/30) (WI/DD, Settling 4/02/20)	1/30 at 100.00	AA-	$3,396,650
1,310	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38	7/20 at 100.00	AA	1,327,868
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/32	6/26 at 100.00	A3	1,211,050
1,800	5.000%, 6/15/35	6/26 at 100.00	A3	2,165,148
1,600	5.000%, 6/15/36	6/26 at 100.00	A3	1,921,344
1,360	4.000%, 6/15/37	6/26 at 100.00	A3	1,501,250
3,300	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2017B, 5.000%, 7/01/46	7/27 at 100.00	AA-	4,024,581
2,745	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	2,763,639
	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2020:
1,000	4.000%, 11/01/38	11/29 at 100.00	AA	1,206,720
3,980	4.000%, 11/01/39	11/29 at 100.00	AA	4,787,025
1,665	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44	1/24 at 100.00	A+	1,848,083
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015:
1,250	5.000%, 1/01/32	1/26 at 100.00	A+	1,504,275
1,230	5.000%, 1/01/34	1/26 at 100.00	A+	1,471,879
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,241,160
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,416,654
50,965	Total Health Care			59,466,663
	Housing/Multifamily – 3.0%
890	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	3/20 at 100.00	AA	893,186
500	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	539,985
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,510	3.500%, 3/01/35	3/24 at 100.00	AA+	1,600,419
1,790	3.625%, 3/01/39	3/24 at 100.00	AA+	1,892,424
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	1,068,960
2,585	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E, 3.750%, 12/01/40	12/24 at 100.00	AA+	2,767,217

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Housing/Multifamily (continued)
$1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B, 3.350%, 5/01/36	5/25 at 100.00	AA+	$1,596,480
1,710	Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A, 3.875%, 3/01/47	3/26 at 100.00	AA+	1,860,069
3,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2019A, 3.600%, 9/01/39	3/28 at 100.00	AA+	3,339,300
1,305	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	4/20 at 100.00	AA+	1,309,646
15,790	Total Housing/Multifamily			16,867,686
	Long-Term Care – 3.4%
975	Alexandria Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House Incorporated, Series 2015, 5.000%, 10/01/45	10/25 at 100.00	BBB+	1,137,747
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc, Series 2016A:
1,125	5.000%, 10/01/36	10/24 at 102.00	BBB+	1,308,487
2,600	5.000%, 10/01/42	10/24 at 102.00	BBB+	3,008,746
700	4.000%, 10/01/42	10/24 at 102.00	BBB+	766,430
2,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A, 5.000%, 12/01/47	12/23 at 100.00	BBB+	2,179,840
875	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2015, 4.000%, 10/01/35	10/20 at 100.00	N/R	884,013
1,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc, Refunding Series 2016, 4.000%, 1/01/37	1/25 at 102.00	BBB-	1,068,940
845	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc, Refunding Series 2017A, 5.000%, 1/01/48	1/23 at 103.00	BBB-	918,118
	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A:
1,300	5.000%, 1/01/49	1/24 at 104.00	N/R	1,427,673
2,000	5.250%, 1/01/54	1/24 at 104.00	N/R	2,210,420
1,500	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016, 5.000%, 1/01/46	1/25 at 102.00	BBB	1,715,235
	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc/United Church Homes and Services Obligated Group, Refunding Series 2016:
1,110	5.000%, 9/01/26	9/24 at 102.00	N/R	1,257,308
1,500	5.000%, 9/01/31	9/24 at 102.00	N/R	1,673,040
17,530	Total Long-Term Care			19,555,997

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Tax Obligation/General – 6.2%
$1,000	Arlington County, Virginia, General Obligation Bonds, Public Improvement Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	$1,059,830
2,330	Arlington County, Virginia, General Obligation Bonds, Refunding Series 2010C, 5.000%, 8/15/20	No Opt. Call	AAA	2,374,713
1,210	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa1	1,227,969
4,600	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32	No Opt. Call	AA	3,510,168
3,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2020A, 5.000%, 10/01/39	4/30 at 100.00	AAA	4,048,290
2,000	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2011A, 5.000%, 4/01/20	No Opt. Call	AAA	2,006,700
2,000	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 5.000%, 10/01/33	4/26 at 100.00	AAA	2,481,280
3,465	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2017A, 5.000%, 12/01/25	No Opt. Call	AAA	4,300,238
3,100	Newport News, Virginia, General Obligation Bonds, General improvement Series 2019A, 5.000%, 2/01/22	No Opt. Call	AA+	3,350,728
1,250	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2016A, 5.000%, 10/01/28	10/26 at 100.00	AAA	1,579,462
6,715	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA	3,576,275
370	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D, 5.000%, 3/01/32	No Opt. Call	AA+	529,100
805	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2019A, 4.000%, 7/15/32	7/29 at 100.00	AA+	985,481
1,660	Virginia State, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/20	No Opt. Call	AAA	1,677,297
8,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/48	8/25 at 38.79	Aaa	2,731,200
41,505	Total Tax Obligation/General			35,438,731
	Tax Obligation/Limited – 21.2%
	Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding County Projects, Series 2017:
1,485	5.000%, 2/15/34	8/27 at 100.00	Aa1	1,888,400
1,000	5.000%, 2/15/35	8/27 at 100.00	Aa1	1,268,080
925	5.000%, 2/15/36	8/27 at 100.00	Aa1	1,168,423
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
365	5.250%, 7/15/25 – ACA Insured	3/20 at 100.00	N/R	365,051
520	5.500%, 7/15/35 – ACA Insured	3/20 at 100.00	N/R	514,410
1,000	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26	3/22 at 100.00	N/R	1,029,310

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Tax Obligation/Limited (continued)
$100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	$106,619
1,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34	10/27 at 100.00	AA+	1,276,540
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37	4/27 at 100.00	AA+	1,247,160
1,500	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery, 5.000%, 8/01/34 (WI/DD, Settling 5/05/20)	8/30 at 100.00	AA+	2,014,920
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,000	5.000%, 11/15/33	11/25 at 100.00	BB	3,506,580
1,000	5.000%, 11/15/35	11/25 at 100.00	BB	1,165,700
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	BB	1,079,956
500	5.250%, 1/01/36	1/22 at 100.00	BB	532,075
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/30	12/26 at 100.00	BB	1,204,930
1,000	5.000%, 12/01/33	12/26 at 100.00	BB	1,197,840
2,965	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22	No Opt. Call	Aa2	3,253,109
	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A:
1,000	5.000%, 7/01/36	1/28 at 100.00	AA+	1,279,170
6,000	5.000%, 7/01/48	1/28 at 100.00	AA+	7,511,100
1,000	5.000%, 7/01/52	1/28 at 100.00	AA+	1,246,880
9,760	5.500%, 7/01/57	1/28 at 100.00	AA+	12,504,902
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 – AGM Insured	11/31 at 37.76	AA	899,310
965	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/35, 144A	3/25 at 100.00	N/R	1,024,898
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
365	4.500%, 9/01/28, 144A	9/27 at 100.00	N/R	415,140
800	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	928,184
2,185	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	2,496,756
4,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	C	4,740,020

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$48	0.000%, 7/01/24	No Opt. Call	N/R	$43,921
81	0.000%, 7/01/27	No Opt. Call	N/R	69,289
79	0.000%, 7/01/29	7/28 at 98.64	N/R	64,092
102	0.000%, 7/01/31	7/28 at 91.88	N/R	76,990
115	0.000%, 7/01/33	7/28 at 86.06	N/R	80,932
84	4.500%, 7/01/34	7/25 at 100.00	N/R	92,450
181	4.550%, 7/01/40	7/28 at 100.00	N/R	204,108
2,351	0.000%, 7/01/46	7/28 at 41.38	N/R	699,469
897	0.000%, 7/01/51	7/28 at 30.01	N/R	193,904
314	4.750%, 7/01/53	7/28 at 100.00	N/R	355,486
3,800	5.000%, 7/01/58	7/28 at 100.00	N/R	4,358,106
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2:
3,500	4.329%, 7/01/40	7/28 at 100.00	N/R	3,889,900
61	4.536%, 7/01/53	7/28 at 100.00	N/R	68,100
31	4.784%, 7/01/58	7/28 at 100.00	N/R	35,038
	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015:
500	5.000%, 9/01/23, 144A	No Opt. Call	A	549,470
1,000	5.000%, 9/01/30, 144A	9/25 at 100.00	A	1,133,150
1,000	5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,126,650
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006:
625	4.000%, 10/01/20 – FGIC Insured	3/20 at 100.00	Baa2	629,956
1,000	5.000%, 10/01/28 – FGIC Insured	3/20 at 100.00	Baa2	1,016,530
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,556,243
1,295	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,416,277
835	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	913,198
515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	564,383
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Refunding Series 2017E:
1,000	5.000%, 2/01/30	2/28 at 100.00	AA+	1,303,090
2,000	5.000%, 2/01/32	2/28 at 100.00	AA+	2,591,280

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Tax Obligation/Limited (continued)
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2019A:
$2,835	5.000%, 2/01/29	No Opt. Call	AA+	$3,807,405
3,000	5.000%, 2/01/30	2/29 at 100.00	AA+	4,019,160
3,500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30	9/26 at 100.00	AA+	4,400,585
4,500	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/38 (AMT)	7/25 at 100.00	AA+	5,343,120
1,430	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2016C, 5.000%, 8/01/36 (AMT)	8/26 at 100.00	AA+	1,747,746
2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2019B, 4.000%, 8/01/38 (AMT)	8/29 at 100.00	AA+	2,381,960
2,180	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2012A, 5.000%, 8/01/24	8/22 at 100.00	AA+	2,404,322
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2015A, 5.000%, 8/01/26	8/25 at 100.00	AA+	2,446,720
	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Series 2019B:
500	4.000%, 11/01/37	11/29 at 100.00	AAA	605,625
500	4.000%, 11/01/38	11/29 at 100.00	AAA	603,860
25	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42	11/22 at 100.00	AAA	27,536
	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
90	5.000%, 5/01/20	3/20 at 100.00	Aa1	90,283
35	5.000%, 5/01/21	3/20 at 100.00	Aa1	35,110
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2012, 4.000%, 5/15/37	5/22 at 100.00	AA+	1,066,570
5,640	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2017, 4.000%, 5/15/42	5/27 at 100.00	AA+	6,484,477
3,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2019, 5.000%, 5/15/32	5/29 at 100.00	AA+	4,003,020
1,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Aa2	1,240,210
105,649	Total Tax Obligation/Limited			120,605,184
	Transportation – 27.0%
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A:
735	5.000%, 7/01/33	7/26 at 100.00	A2	895,046
350	4.000%, 7/01/36	7/26 at 100.00	A2	399,322
770	4.000%, 7/01/38	7/26 at 100.00	A2	874,635
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	2,012,739

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Transportation (continued)
	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016:
$2,875	5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	$3,507,989
6,535	5.000%, 7/01/46	7/26 at 100.00	BBB	7,793,510
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000	0.000%, 7/15/32 (3)	7/28 at 100.00	BBB+	3,200,040
1,755	0.000%, 7/15/40 – AGM Insured (3)	7/28 at 100.00	AA	1,859,545
1,620	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/47	7/22 at 100.00	BBB+	1,767,793
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
305	4.000%, 10/01/38	10/29 at 100.00	A-	365,238
2,180	4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	AA	2,523,241
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36	10/28 at 100.00	A	2,560,900
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	3,217,800
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
4,200	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	3,816,876
5,850	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	4,329,760
13,000	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	9,085,440
5,250	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	6,947,955
3,300	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	A-	4,527,996
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Series 2010A:
1,450	5.000%, 10/01/30	10/20 at 100.00	AA-	1,485,279
5,885	5.000%, 10/01/35	10/20 at 100.00	AA-	6,028,182
5,200	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/35 (AMT)	10/26 at 100.00	AA-	6,349,408
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
625	5.000%, 10/01/34 (AMT)	10/27 at 100.00	AA-	781,381
3,000	5.000%, 10/01/42 (AMT)	10/27 at 100.00	AA-	3,687,840

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Transportation (continued)
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
$3,000	5.000%, 10/01/32 (AMT)	10/28 at 100.00	AA-	$3,850,440
3,345	5.000%, 10/01/37 (AMT)	10/28 at 100.00	AA-	4,245,842
5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/38 (AMT)	10/29 at 100.00	AA-	6,472,600
1,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2020B Forward Delivery, 4.000%, 10/01/39 (WI/DD, Settling 7/08/20)	10/30 at 100.00	AA-	1,198,410
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
150	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB	157,449
595	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	623,042
	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019:
775	5.000%, 7/01/39	7/29 at 100.00	A	1,000,649
1,185	5.000%, 7/01/43	7/29 at 100.00	A	1,516,717
740	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	777,770
940	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	987,846
3,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	3,600,060
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,975	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	4,738,876
5,825	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	6,931,342
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012:
3,575	5.000%, 7/01/34 (AMT)	1/22 at 100.00	BBB	3,822,497
2,900	5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	3,092,589
2,015	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019, 5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	2,146,177
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,500	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	1,632,495
2,665	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	2,944,079
11,590	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	12,607,370

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Transportation (continued)
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
$2,000	5.000%, 7/01/30	7/27 at 100.00	AA-	$2,563,980
1,000	5.000%, 7/01/33	7/27 at 100.00	AA-	1,273,610
2,000	5.000%, 7/01/36	7/27 at 100.00	AA-	2,532,280
1,400	5.000%, 7/01/37	7/27 at 100.00	AA-	1,768,564
3,250	5.000%, 7/01/42	7/27 at 100.00	AA-	4,062,435
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37	7/27 at 100.00	AA-	1,263,260
139,065	Total Transportation			153,828,294
	U.S. Guaranteed – 8.2% (4)
890	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25 (Pre-refunded 7/15/20)	7/20 at 100.00	N/R	903,581
640	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA	709,350
2,140	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 (Pre-refunded 11/01/20) – AGC Insured	11/20 at 100.00	AA	2,196,667
	Fairfax County Economic Development Authority, Virginia, Transportation District Improvement Revenue Bonds, Silver Line Phase 1 Project, Series 2011:
3,540	5.000%, 4/01/27 (Pre-refunded 4/01/20)	4/20 at 100.00	Aaa	3,551,753
1,500	5.000%, 4/01/30 (Pre-refunded 4/01/20)	4/20 at 100.00	Aaa	1,504,980
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2012A:
300	5.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	310,449
1,200	5.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	AA+	1,242,300
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Subordinate Series 2018A:
1,400	5.000%, 10/01/40 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	1,821,918
2,100	5.000%, 10/01/42 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	2,732,877
1,770	5.000%, 10/01/43 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	2,303,425
3,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Washington & Lee University, Series 2013, 5.000%, 1/01/43 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	3,229,290
1,845	Manassas Park Economic Development Authority, Virginia, Lease Revenue Bond, Series 2010A, 6.000%, 7/15/35 (Pre-refunded 7/15/20)	7/20 at 100.00	N/R	1,879,483
2,590	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2010A, 5.000%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	Aa2	2,616,988
3,755	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2019, 5.000%, 8/01/46 (Pre-refunded 8/01/28)	8/28 at 100.00	AAA	5,006,579
1,870	Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C, 5.000%, 9/01/31 (Pre-refunded 3/01/27)	3/27 at 100.00	AAA	2,404,689

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	U.S. Guaranteed (4) (continued)
	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D:
$1,830	5.000%, 7/15/34 (Pre-refunded 7/15/20)	7/20 at 100.00	N/R	$1,858,274
45	5.000%, 7/15/34 (Pre-refunded 7/15/20)	7/20 at 100.00	AA	45,703
1,570	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	1,670,182
345	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	363,889
20	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	AA	20,269
1,895	Virginia Public School Authority, Special Obligation School Financing Bonds, Montgomery County, Series 2011, 5.000%, 1/15/27 (Pre-refunded 1/15/21)	1/21 at 100.00	AA+	1,964,092
3,975	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	4,415,907
2,160	Washington County Industrial Development Authority, Virginia, Public Facilities Lease Revenue Bonds, Refunding Series 2010, 5.500%, 8/01/40 (Pre-refunded 8/01/20)	8/20 at 100.00	AA-	2,201,839
1,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37 (Pre-refunded 12/01/26)	12/26 at 100.00	N/R	1,268,450
480	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2010A, 5.625%, 4/15/39 (Pre-refunded 4/15/20)	4/20 at 100.00	Aa3	482,707
41,860	Total U.S. Guaranteed			46,705,641
	Utilities – 4.0%
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22) (5)	No Opt. Call	N/R	2,145,000
3,660	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	3,768,519
825	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/33	10/27 at 100.00	BBB	996,303
	Guam Power Authority, Revenue Bonds, Series 2012A:
390	5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	429,581
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,648,110
1,350	5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	AA	1,484,352
3,085	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	3,172,861
5,000	Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A, 5.000%, 1/15/32	1/26 at 100.00	AA	6,143,700
1,000	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (AMT) (Mandatory Put 7/01/38), 144A	7/23 at 100.00	B-	1,087,330

Principal Amount (000)	Description (1)	Optional Call Provisions	Ratings (2)	Value
	Utilities (continued)
$1,760	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	A	$1,769,962
20,570	Total Utilities			22,645,718
	Water and Sewer – 2.2%
1,500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	1,702,620
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33	7/27 at 100.00	A-	1,212,410
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	1,363,618
4,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	4,774,120
1,715	Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42	11/27 at 100.00	AA+	2,158,105
1,355	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.125%, 7/01/37	7/22 at 100.00	Ca	1,463,400
10,790	Total Water and Sewer			12,674,273
$499,109	Total Municipal Bonds (cost $498,851,917)			552,257,405

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
32,138	American Airlines Group Inc., (6)	$612,229
	Total Common Stocks (cost $905,444)	612,229
	Total Long-Term Investments (cost $499,757,361)	552,869,634

Principal Amount (000)	Description (1)	Optional Call Provisions (7)	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 3.8%
	MUNICIPAL BONDS – 3.8%
	Education and Civic Organizations – 1.2%
$1,700	Loudoun County Industrial Development Authority, Virginia, Multi-Modal Revenue Bonds, Howard Hughes Medical Institute, Variable Rate Demand Obligations, Series 2013A, 1.120%, 6/01/43 (Mandatory Put 4/08/20) (8)	4/20 at 100.00	A-1+	$1,700,000
2,000	Loudoun County Industrial Development Authority, Virginia, Revenue Bonds, Howard Hughes Medical Institute, Variable Rate Demand Obligations, Series 2003B, 1.150%, 2/15/38 (Mandatory Put 4/08/20) (8)	5/20 at 100.00	A-1+	2,000,000

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (7)	Ratings (2)	Value
	Education and Civic Organizations (continued)
$3,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, University of Richmond Project, Variable Rate Demand Obligations, Variable Rate Demand Series 2006, 1.190%, 11/01/36 (Mandatory Put 4/08/20) (8)	4/20 at 100.00	VMIG1	$3,000,000
6,700	Total Education and Civic Organizations			6,700,000
	Health Care – 0.5%
3,000	Fairfax County Industrial Development Authority, Virginia, Variable Rate Demand Obligations, Healthcare Revenue Bonds, Inova Health System, Series 2016C, 1.160%, 5/15/42 (Mandatory Put 4/09/20) (8)	4/20 at 100.00	A-1+	3,000,000
	Tax Obligation/Limited – 1.9%
11,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Variable Rate Demand Obligations, Variable Rate Series 2005D, 1.150%, 8/01/25 (Mandatory Put 4/09/20) (8)	4/20 at 100.00	A-1	11,000,000
	Water and Sewer – 0.2%
900	Loudoun County Sanitation Authority, Virginia, Water and Sewer System Revenue Bonds, Variable Rate Demand Obligations, Variable Rate Series 2005, 1.150%, 1/01/30 (Mandatory Put 4/09/20) (8)	4/20 at 100.00	A-1	900,000
$21,600	Total Short-Term Investments (cost $21,600,000)			21,600,000
	Total Investments (cost $521,357,361) – 100.8%			574,469,634
	Other Assets Less Liabilities – (0.8)%			(4,637,540)
	Net Assets – 100%			$569,832,094
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$552,257,405	$ —	$552,257,405
Common Stocks	612,229	—	—	612,229
Short-Term Investments:
Municipal Bonds	—	21,600,000	—	21,600,000
Total	$612,229	$573,857,405	$ —	$574,469,634

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.